UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5972

Name of Registrant:	Vanguard International Equity Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2005

Item 1:	Schedule of Investments

Vanguard Pacific Stock Index Fund
Schedule of Investments
July 31, 2005

	Shares	Market Value ($000)

COMMON STOCKS (99.7%)

Australia (18.2%)
BHP Billiton Ltd.	7,835,552	$116,013
Commonwealth Bank of Australia	2,788,206	82,526
National Australia Bank Ltd.	3,409,402	80,899
Australia & New Zealand Bank Group Ltd.	3,991,542	64,870
Westpac Banking Corp., Ltd.	3,931,969	58,800
Westfield Group	3,147,146	42,928
Woolworths Ltd.	2,285,854	28,391
Wesfarmers Ltd.	824,216	24,910
Rinker Group Ltd.	2,057,858	23,588
Woodside Petroleum Ltd.	1,020,185	23,342
Macquarie Bank Ltd.	488,997	23,309
Rio Tinto Ltd.	621,008	23,045
QBE Insurance Group Ltd.	1,639,263	20,978
AMP Ltd.	4,067,240	20,872
Suncorp-Metway Ltd.	1,186,064	18,348
Foster's Group Ltd.	4,361,276	18,044
Telstra Corp. Ltd.	4,628,779	17,798
Coles Myer Ltd.	2,419,987	17,299
Insurance Australia Group Ltd.	3,491,493	16,149
Macquarie Infrastucture Group	4,730,134	14,287
Tabcorp Holdings Ltd.	1,137,825	13,729
Brambles Industries Ltd.	2,117,662	13,347
Stockland	2,834,907	12,293
General Property Group	3,978,742	11,550
CSL Ltd.	434,281	11,471
Alumina Ltd.	2,546,700	11,152
BlueScope Steel Ltd.	1,565,967	11,104
Australian Gas Light Co., Ltd.	1,001,100	10,893
Santos Ltd.	1,278,771	10,442
Amcor Ltd.	1,921,621	10,193
Origin Energy Ltd.	1,718,500	9,523
Transurban Group	1,727,560	9,367
Newcrest Mining Ltd.	720,337	8,912
Orica Ltd.	601,036	8,717
Centro Properties Group	1,709,649	7,269
Lend Lease Corp.	784,747	7,779
Macquarie Goodman Group	2,522,120	7,773
James Hardie Industries NV	1,007,477	6,748
John Fairfax Holdings Ltd.	2,018,448	6,743
Coca-Cola Amatil Ltd.	1,134,904	6,731
Boral Ltd.	1,275,975	6,493
AXA Asia Pacific Holdings Ltd.	1,900,415	6,455
Aristocrat Leisure Ltd.	681,018	6,409
Patrick Corp. Ltd.	1,425,598	6,276
DB RREEF Trust	5,479,550	5,745
Toll Holdings Ltd.	530,366	5,433
Mirvac Group	1,855,689	5,361
Sonic Healthcare Ltd.	536,461	5,217
Mayne Group Ltd.	1,406,878	5,212
Qantas Airways Ltd.	1,996,872	5,026
Investa Property Group	3,266,455	4,931
Australian Stock Exchange Ltd.	223,415	4,347
CFS Gandel Retail Trust	3,319,698	4,329
Perpetual Trustees Australia Ltd.	84,905	4,121
CSR Ltd.	2,018,040	3,999
Computershare Ltd.	842,820	3,921
Caltex Australia Ltd.	294,049	3,921
Alinta Ltd.	543,039	3,912
* Babcock & Brown Ltd.	326,530	3,808
Cochlear Ltd.	118,530	3,628
Lion Nathan Ltd.	640,503	3,590
Macquarie Airports	1,357,572	3,450
Macquarie Communications Infrastructure Group	709,894	3,414
Publishing & Broadcasting Ltd.	288,920	3,372
Iluka Resources Ltd.	509,787	3,177
Billabong International Ltd.	294,050	3,170
Multiplex Group	1,378,187	3,166
Commonwealth Property Office Fund	2,915,649	2,887
Leighton Holdings Ltd.	300,620	2,875
Unitab Ltd.	262,337	2,799
Downer EDI Ltd.	605,051	2,654
DCA Group Ltd.	880,966	2,635
Paperlinx Ltd.	984,660	2,623
OneSteel Ltd.	1,233,245	2,543
APN News & Media Ltd.	635,498	2,536
ING Industrial Fund	1,528,814	2,504
SFE Corp. Ltd.	294,747	2,474
Ansell Ltd.	315,450	2,447
Harvey Norman Holdings Ltd.	1,164,168	2,392
* Challenger Financial Services Group Ltd.	858,923	2,149
Pacific Brands Ltd.	1,086,959	1,959
Futuris Corp., Ltd.	1,184,498	1,897
Centro Retail Trust	564,109	579

		1,091,968

Hong Kong (6.1%)
Hutchison Whampoa Ltd.	4,664,220	45,402
Cheung Kong Holdings Ltd.	3,294,932	35,418
Sun Hung Kai Properties Ltd.	2,889,924	29,724
Hang Seng Bank Ltd.	1,674,566	23,119
CLP Holdings Ltd.	3,947,999	22,822
Swire Pacific Ltd. A Shares	2,033,800	19,394
Hong Kong & China Gas Co., Ltd.	7,949,251	16,574
Boc Hong Kong Holdings Ltd.	8,085,300	16,298
Esprit Holdings Ltd.	2,094,500	15,566
Hong Kong Electric Holdings Ltd.	3,035,700	14,413
Wharf Holdings Ltd.	2,681,914	10,046
Bank of East Asia Ltd.	3,106,273	9,428
Li & Fung Ltd.	3,833,500	8,076
Henderson Land Development Co. Ltd.	1,592,554	8,025
Hong Kong Exchanges & Clearing Ltd.	2,305,000	7,150
New World Development Co., Ltd.	4,932,046	6,566
Hang Lung Properties Ltd.	4,035,300	6,394
MTR Corp.	2,945,700	6,088
PCCW Ltd.	8,060,769	5,416
Techtronic Industries Co., Ltd.	2,065,000	5,120
Shangri-La Asia Ltd.	2,352,962	4,150
Cathay Pacific Airways Ltd.	2,220,600	4,121
Sino Land Co.	3,294,400	3,877
Television Broadcasts Ltd.	622,720	3,738
* Hutchison Telecommunications International Ltd.	3,152,673	3,618
Hopewell Holdings Ltd.	1,347,800	3,487
Kingboard Chemical Holdings Ltd.	1,197,500	3,410
Yue Yuen Industrial (Holdings) Ltd.	1,061,400	3,348
Hysan Development Co., Ltd.	1,369,811	3,225
Cheung Kong Infrastructure Holdings Ltd.	999,600	3,117
Johnson Electric Holdings Ltd.	3,217,100	3,074
Wing Hang Bank Ltd.	385,009	2,742
Kerry Properties Ltd.	1,050,227	2,710
Giordano International Ltd.	3,150,190	2,345
Orient Overseas International Ltd.	478,724	2,211
ASM Pacific Technology Ltd.	387,000	1,804
Solomon Systech International Ltd.	4,241,314	1,344
Texwinca Holdings Ltd.	1,316,000	1,034
SCMP Group Ltd.	2,009,346	885
SmarTone Telecommunications Ltd.	620,100	701

		365,980

Japan (71.5%)
Toyota Motor Corp.	6,319,710	239,593
Takeda Chemical Industries Ltd.	1,945,920	99,698
Mitsubishi Tokyo Financial Group Inc.	10,742	89,763
Honda Motor Co., Ltd.	1,726,900	89,174
Mizuho Financial Group, Inc.	18,362	82,763
Canon, Inc.	1,651,666	81,471
Matsushita Electric Industrial Co., Ltd.	4,562,975	74,145
Sony Corp.	2,027,358	66,497
NTT DoCoMo, Inc.	38,443	60,525
Tokyo Electric Power Co.	2,516,710	60,393
Sumitomo Mitsui Financial Group, Inc.	8,894	58,654
Nissan Motor Co., Ltd.	4,946,220	51,508
Nippon Telegraph and Telephone Corp.	11,367	49,869
Nomura Holdings Inc.	3,871,700	45,960
* UFJ Holdings Inc.	8,475	43,743
Millea Holdings, Inc.	3,324	43,566
Hitachi Ltd.	7,002,000	42,628
Astellas Pharma Inc.	1,178,198	38,398
Mitsubishi Corp.	2,573,800	36,738
East Japan Railway Co.	7,435	36,553
Kansai Electric Power Co., Inc.	1,684,300	35,627
Nippon Steel Corp.	13,400,000	33,754
Fuji Photo Film Co., Ltd.	1,069,200	33,299
JFE Holdings, Inc.	1,220,400	31,523
Sharp Corp.	2,067,000	31,282
Chubu Electric Power Co.	1,289,700	31,213
Shin-Etsu Chemical Co., Ltd.	798,400	30,274
Mitsui & Co., Ltd.	3,121,000	30,124
Hoya Corp.	233,600	28,826
Bridgestone Corp.	1,459,734	28,553
Denso Corp.	1,160,700	28,078
Japan Tobacco, Inc.	1,969	28,039
Fanuc Co., Ltd.	393,200	27,972
Kao Corp.	1,195,000	27,346
KDDI Corp.	5,572	26,941
Mitsubishi Estate Co., Ltd.	2,419,000	26,852
Orix Corp.	176,068	26,077
Kyocera Corp.	356,100	25,161
Toshiba Corp.	6,343,000	24,661
Ito-Yokado Co., Ltd.	733,500	24,360
T & D Holdings, Inc.	502,450	23,819
Mitsui Sumitomo Insurance Co.	2,651,552	23,591
Aeon Co., Ltd.	1,430,000	23,211
Nintendo Co.	216,900	22,783
Seven Eleven Japan Co. Ltd.	809,400	22,532
Ricoh Co.	1,468,216	22,494
Murata Manufacturing Co., Ltd.	460,900	22,296
Mitsubishi Electric Corp.	4,226,000	22,271
Softbank Corp.	537,806	22,023
Dai-Nippon Printing Co., Ltd.	1,397,098	21,897
Fujitsu Ltd.	3,846,000	21,520
NEC Corp.	4,154,232	21,268
Asahi Glass Co., Ltd.	2,205,000	21,243
Rohm Co., Ltd.	233,800	21,198
Tohoku Electric Power Co.	934,500	20,560
Secom Co., Ltd.	459,500	20,460
Nitto Denko Corp.	360,900	19,807
Sumitomo Corp.	2,324,000	19,595
Mitsui Fudosan Co., Ltd.	1,709,540	19,456
Nippon Oil Corp.	2,814,760	19,275
Tokyo Electron Ltd.	355,530	19,270
Eisai Co., Ltd.	551,800	18,825
Komatsu Ltd.	1,966,000	18,512
Central Japan Railway Co.	2,510	18,105
TDK Corp.	262,200	18,037
Tokyo Gas Co., Ltd.	4,919,000	17,926
Kyushu Electric Power Co., Inc.	830,200	17,923
Yahoo Japan Corp.	8,276	17,746
Sumitomo Electric Industries Ltd.	1,574,300	17,661
* Resona Holdings Inc.	9,956,000	17,641
Sompo Japan Insurance Inc.	1,839,000	17,502
Sankyo Co., Ltd.	866,300	17,125
Itochu Corp.	3,290,000	17,090
Sumitomo Trust & Banking Co., Ltd.	2,744,034	16,923
Keyence Corp.	69,980	16,808
Mitsubishi Heavy Industries Ltd.	6,650,000	16,705
Sumitomo Chemical Co.	3,258,000	16,623
Daiwa Securities Group Inc.	2,769,040	16,246
Sumitomo Metal Industries Ltd.	8,929,000	16,215
Kirin Brewery Co., Ltd.	1,722,508	16,125
Takefuji Corp.	241,650	15,638
Mitsui Osk Lines Ltd.	2,374,000	15,177
Bank of Yokohama Ltd.	2,637,000	14,938
Nikko Securities Co., Ltd.	3,414,000	14,619
Osaka Gas Co., Ltd.	4,405,000	13,929
Kubota Corp.	2,347,000	13,682
Toray Industries, Inc.	2,910,150	13,618
Ajinomoto Co., Inc.	1,282,000	13,591
SMC Corp.	118,100	13,407
Nippon Yusen Kabushiki Kaisha Co.	2,289,000	13,213
Advantest Corp.	163,828	13,103
Daikin Industries Ltd.	520,000	12,651
Nidec Corp.	116,200	12,597
West Japan Railway Co.	3,723	12,484
Toyoda Automatic Loom Works Ltd.	428,300	12,235
Daiwa House Industry Co., Ltd.	1,086,000	12,184
Asahi Kasei Corp.	2,682,000	12,049
Kobe Steel Ltd.	5,858,095	12,046
Toppan Printing Co., Ltd.	1,225,000	11,973
Mitsui Trust Holding Inc.	1,173,400	11,868
Promise Co., Ltd.	191,950	11,684
Daiichi Pharmaceutical Co., Ltd.	502,000	11,503
Credit Saison Co., Ltd.	342,600	11,442
Mitsubishi Chemical Corp.	3,819,000	11,222
Shinsei Bank, Ltd.	2,082,764	11,209
Sekisui House Ltd.	1,085,000	10,951
Yamato Transport Co., Ltd.	820,000	10,909
Marubeni Corp.	2,939,000	10,892
Shiseido Co., Ltd.	791,000	10,790
Shizuoka Bank Ltd.	1,260,000	10,634
Terumo Corp.	369,700	10,361
Kinki Nippon Railway Co.	3,347,150	10,349
Chugai Pharmaceutical Co., Ltd.	606,500	10,284
Aiful Corp.	139,700	10,084
Marui Co., Ltd.	685,200	10,043
Olympus Corp.	492,000	9,928
Omron Corp.	462,500	9,878
Nippon Mining Holdings Inc.	1,668,000	9,876
Acom Co., Ltd.	157,480	9,854
Aisin Seiki Co., Ltd.	419,138	9,820
Dentsu Inc.	3,948	9,762
Chiba Bank Ltd.	1,483,000	9,575
Asahi Breweries Ltd.	843,700	9,522
Electric Power Development Co., Ltd.	304,300	9,297
Yamada Denki Co., Ltd.	164,516	9,296
Sumitomo Realty & Development Co.	836,000	9,208
NTT Data Corp.	2,757	9,118
Sega Sammy Holdings Inc.	146,316	9,056
Konica Minolta Holdings, Inc.	988,500	9,026
OJI Paper Co., Ltd.	1,743,290	8,781
Sanyo Electric Co., Ltd.	3,483,000	8,589
Shionogi & Co., Ltd.	690,000	8,538
Mitsui Chemicals, Inc.	1,383,000	8,382
Teijin Ltd.	1,833,000	8,364
JS Group Corp.	511,708	8,337
Tokyu Corp.	1,942,000	8,325
Sumitomo Metal Mining Co.	1,191,000	8,208
Hokkaido Electric Power Co., Ltd.	385,007	8,001
JSR Corp.	392,400	7,738
Ohbayashi Corp.	1,339,000	7,508
Trend Micro Inc.	208,000	7,463
Nippon Express Co., Ltd.	1,739,000	7,436
Yamaha Motor Co., Ltd.	400,700	7,414
Joyo Bank Ltd.	1,511,000	7,352
Nippon Paper Group, Inc.	2,049	7,337
Kajima Corp.	1,970,000	7,134
Kuraray Co., Ltd.	794,000	7,128
Odakyu Electric Railway Co.	1,365,000	7,077
Kaneka Corp.	624,982	7,060
Seiko Epson Corp.	236,700	6,978
Rakuten, Inc .	9,043	6,908
ToneGeneral Sekiyu K.K	648,000	6,893
Hokuhoku Financial Group, Inc.	2,390,000	6,854
Nikon Corp.	605,240	6,828
Hirose Electric Co., Ltd.	65,600	6,816
Bank of Fukuoka, Ltd.	1,180,000	6,789
Fast Retailing Co., Ltd.	115,700	6,787
Taisei Corp.	1,969,000	6,529
Sekisui Chemical Co.	1,003,000	6,492
Daito Trust Construction Co., Ltd.	174,600	6,451
Oriental Land Co., Ltd.	110,000	6,429
Kawasaki Kisen Kaisha Ltd.	1,043,000	6,388
Taisho Pharmaceutical Co.	325,000	6,382
Nippon Electric Glass Co., Ltd.	419,876	6,309
Keio Electric Railway Co., Ltd.	1,198,000	6,298
Tobu Railway Co., Ltd.	1,688,000	6,282
Yamaha Corp.	384,000	6,220
Shimizu Corp.	1,291,000	6,145
Casio Computer Co.	474,800	6,121
Matsushita Electric Works, Ltd.	721,000	6,058
Mitsui Mining & Smelting Co., Ltd.	1,251,000	5,998
NGK Insulators Ltd.	584,000	5,902
Japan Real Estate Investment Corp.	678	5,813
NOK Corp.	226,400	5,743
Keihin Electric Express Railway Co., Ltd.	969,000	5,730
* Furukawa Electric Co.	1,295,000	5,698
Showa Denko K.K	2,248,000	5,666
Sumitomo Heavy Industries Ltd.	1,182,000	5,665
JGC Corp.	454,000	5,652
Alps Electric Co., Ltd.	376,000	5,634
Takashimaya Co.	574,000	5,577
Toyota Tsusho Corp.	339,000	5,551
Office Building Fund of Japan Inc.	640	5,547
Yokogawa Electric Corp.	446,000	5,508
Toyo Seikan Kaisha Ltd.	354,500	5,465
Isetan Co.	390,900	5,426
Citizen Watch Co., Ltd.	612,600	5,419
Taiheiyo Cement Corp.	1,863,000	5,406
INPEX Corp.	837	5,406
Amada Co., Ltd.	753,000	5,380
Ibiden Co., Ltd.	199,800	5,366
Shimano, Inc.	168,600	5,344
CSK Corp.	143,000	5,325
Kawasaki Heavy Industries Ltd.	2,674,000	5,325
Mitsubishi Materials Corp.	2,115,000	5,241
Stanley Electric Co.	330,600	5,218
Makita Corp.	242,000	5,105
NSK Ltd.	961,000	5,076
NGK Spark Plug Co.	375,000	4,989
Pioneer Corp.	335,900	4,962
THK Co., Inc.	223,800	4,956
Sankyo Co., Ltd.	106,300	4,940
Nissin Food Products Co., Ltd.	194,600	4,854
NTN Corp.	860,000	4,853
Mitsubishi Rayon Co., Ltd.	1,212,000	4,841
Ushio Inc.	245,000	4,792
Nomura Research Institute, Ltd.	49,348	4,782
Kyowa Hakko Kogyo Co.	713,000	4,713
Toto Ltd.	609,000	4,698
Gunma Bank Ltd.	784,000	4,691
Tanabe Seiyaku Co., Ltd.	497,000	4,672
Toho Co., Ltd.	309,600	4,656
Benesse Corp.	139,100	4,637
Nisshin Steel Co.	1,845,000	4,561
Lawson Inc.	125,500	4,508
Bank of Kyoto Ltd.	544,000	4,491
Mitsubishi Gas Chemical Co.	846,000	4,453
Japan Retail Fund Investment Corp.	512	4,382
Konami Corp.	199,200	4,360
Nippon Meat Packers, Inc.	376,000	4,300
Chiyoda Corp.	311,000	4,300
Daimaru, Inc.	472,000	4,283
Leopalace21 Corp.	261,400	4,268
Mitsukoshi, Ltd.	906,000	4,253
Dai-Nippon Ink & Chemicals, Inc.	1,387,000	4,223
Koyo Seiko Co., Ltd.	299,000	4,215
Fuji Electric Holdings Co., Ltd.	1,150,000	4,197
Yakult Honsha Co., Ltd.	230,000	4,178
Tosoh Corp.	1,051,000	4,159
Onward Kashiyama Co., Ltd.	304,000	4,124
Kamigumi Co., Ltd.	540,000	4,121
Ube Industries Ltd.	1,867,000	4,081
Dowa Mining Co. Ltd.	596,000	4,074
FamilyMart Co., Ltd.	139,100	4,064
The Nishi-Nippon City Bank, Ltd.	993,307	4,049
Showa Shell Sekiyu K.K	373,300	4,044
Nissan Chemical Industries, Ltd.	350,000	4,021
Nisshin Seifun Group Inc.	381,000	4,012
Bandai Co., Ltd.	182,500	3,987
Kurita Water Industries Ltd.	248,500	3,945
Hitachi Chemical Co., Ltd.	226,800	3,895
Aeon Credit Service Co. Ltd.	62,630	3,835
Japan Airlines System Co.	1,433,000	3,828
Oki Electric Industry Co. Ltd.	1,144,000	3,756
Denki Kagaku Kogyo K.K	1,030,000	3,741
Uny Co., Ltd.	351,000	3,729
MEDICEO Holdings Co., Ltd.	290,882	3,717
Tokyu Land Corp.	752,000	3,714
Santen Pharmaceutical Co. Ltd.	162,800	3,705
77 Bank Ltd.	626,000	3,702
* Ishikawajima-Harima Heavy Industries Co.	2,431,000	3,699
JAFCO Co., Ltd.	68,400	3,685
Softbank Investment Corp.	10,771	3,610
Tokuyama Corp.	449,000	3,608
Hakuhodo DY Holdings Inc.	51,100	3,593
Nippon Sheet Glass Co., Ltd.	869,000	3,587
Fujikura Ltd.	715,000	3,581
Shimamura Co., Ltd.	44,200	3,570
Daicel Chemical Industries Ltd.	637,000	3,562
All Nippon Airways Co., Ltd.	1,141,000	3,539
Uni-Charm Corp.	91,100	3,519
Mitsubishi Securities Co., Ltd.	413,000	3,508
Hikari Tsushin, Inc.	50,700	3,491
Susuken Co., Ltd.	133,920	3,478
Sumitomo Rubber Industries Ltd.	343,000	3,456
The Suruga Bank, Ltd.	435,000	3,449
USS Co., Ltd.	51,320	3,443
Meiji Seika Kaisha Ltd.	678,000	3,440
Mabuchi Motor Co.	61,500	3,417
Kansai Paint Co., Ltd.	511,000	3,411
Daido Steel Co., Ltd.	758,000	3,396
World Co., Ltd.	80,000	3,339
Teikoku Oil Co., Ltd.	439,000	3,321
Hino Motors, Ltd.	565,000	3,306
Shinko Securities Co., Ltd.	1,060,000	3,237
Mitsui Engineering & Shipbuilding Co., Ltd.	1,555,000	3,208
Aoyama Trading Co., Ltd.	126,200	3,202
Nomura Real Estate Office Fund, Inc.	424	3,186
Ito En, Ltd.	64,800	3,183
Canon Sales Co. Inc.	166,000	3,169
Toyobo Ltd.	1,376,000	3,168
Minebea Co., Ltd.	746,000	3,121
Oracle Corp. Japan	70,500	3,113
ZEON Corp.	373,527	3,083
Tokyo Tatemono Co., Ltd.	469,000	3,081
Nippon Sanso Corp.	580,000	3,051
Dai-Nippon Screen Manufacturing Co., Ltd.	455,000	3,042
Keisei Electric Railway Co., Ltd.	563,000	3,031
Tokyo Steel Manufacturing Co.	237,200	2,991
Net One Systems Co., Ltd.	1,156	2,963
Toyo Suisan Kaisha, Ltd.	181,000	2,951
Wacoal Corp.	238,000	2,951
Kikkoman Corp.	323,000	2,922
Hitachi Construction Machinery Co.	214,700	2,921
Seino Transportation Co., Ltd.	324,000	2,880
NEC Electronics Corp.	81,400	2,844
SFCG Co., Ltd.	12,400	2,800
Nisshinbo Industries, Inc.	341,000	2,795
Nitori Co., Ltd.	40,359	2,793
NHK Spring Co.	345,000	2,776
* Elpida Memory Inc.	80,900	2,748
Sapparo Holdings Ltd.	620,000	2,742
E*Trade Securities Co., Ltd.	942	2,728
Sanken Electric Co., Ltd.	232,000	2,702
Meiji Dairies Corp.	485,000	2,684
Taiyo Yuden Co., Ltd.	237,000	2,677
* Yaskawa Electric Corp.	406,000	2,644
Index Corp.	907	2,642
Skylark Co., Ltd.	181,000	2,617
Obic Co., Ltd.	15,200	2,615
Japan Prime Realty Investment Corp.	919	2,591
Shimachu Co.	101,656	2,517
Ebara Corp.	624,000	2,508
Ryohin Keikaku Co., Ltd.	51,800	2,495
Mitsubishi Logistics Corp.	240,000	2,477
Toyoda Gosei Co., Ltd.	142,500	2,460
Comsys Holdings Corp.	255,000	2,423
Nippon Light Metal Co.	1,015,000	2,417
Namco Ltd.	167,100	2,412
Sumitomo Bakelite Co. Ltd.	389,000	2,403
Takara Holdings Inc.	379,000	2,371
Central Glass Co., Ltd.	377,000	2,347
House Foods Industry Corp.	158,500	2,334
TIS Inc.	79,500	2,328
Nippon Kayaku Co., Ltd.	343,000	2,318
Kose Corp.	66,500	2,318
Matsumotokiyoshi Co., Ltd.	88,100	2,312
Meitec Corp.	75,900	2,309
Alfresa Holdings Corp.	51,400	2,280
Nippon Shokubai Co., Ltd.	279,000	2,278
Kokuyo Co., Ltd.	169,900	2,276
Okumura Corp.	403,000	2,233
Sumitomo Osaka Cement Co., Ltd.	842,000	2,202
Sanwa Shutter Corp.	379,000	2,194
Nichirei Corp.	549,000	2,190
Fuji Television Network, Inc.	1,126	2,182
Kinden Corp.	294,000	2,162
Hitachi Capital Corp.	110,100	2,146
NTT Urban Development Corp.	508	2,134
Matsui Securities Co., Ltd.	234,900	2,118
Uniden Corp.	130,000	2,113
Glory Ltd.	131,100	2,089
Asatsu-DK Inc.	74,000	2,080
Circle K Sunkus Co., Ltd.	95,100	2,072
Fuji Soft ABC Inc.	65,300	2,011
Gunze Ltd.	419,000	2,010
Nishimatsu Construction Co.	553,000	1,987
Itochu Techno-Science Corp.	60,100	1,983
Coca-Cola West Japan Co. Ltd.	91,700	1,979
Yamazaki Baking Co., Ltd.	238,000	1,965
Autobacs Seven Co., Ltd.	56,900	1,946
Hankyu Department Stores, Inc.	284,000	1,936
Komori Corp.	123,000	1,916
Aderans Co. Ltd.	78,500	1,907
* Sojitz Holdings Corp.	415,800	1,886
Rinnai Corp.	78,100	1,883
Q.P. Corp.	224,000	1,846
Toda Corp.	420,000	1,839
eAccess Ltd.	2,647	1,831
Katokichi Co., Ltd.	265,800	1,810
The Goodwill Group, Inc.	902	1,556
Amano Corp.	123,000	1,522
Hitachi Cable Ltd.	365,000	1,506
Mitsumi Electric Co., Ltd.	142,200	1,442
Ishihara Sangyo Kaisha Ltd.	639,000	1,402
Tokyo Style Co.	134,000	1,378
Tokyo Broadcasting System, Inc.	78,400	1,346
Nichii Gakkan Co.	48,140	1,269
Kaken Pharmaceutical Co.	166,000	1,194
Hitachi Software Engineering Co., Ltd.	70,600	1,173
Sanden Corp.	249,000	1,089
Anritsu Corp.	208,000	1,069
Takuma Co., Ltd.	145,000	1,020
Ariake Japan Co., Ltd.	43,444	1,005

		4,299,173

New Zealand (0.8%)
Telecom Corp. of New Zealand Ltd.	4,265,129	18,339
Fletcher Building Ltd.	1,008,582	5,019
Auckland International Airport Ltd.	2,128,943	3,400
Contact Energy Ltd.	625,772	3,285
Sky City Entertainment Group Ltd.	920,809	3,041
Fisher & Paykel Healthcare Corp. Ltd.	1,066,562	2,545
Carter Holt Harvey Ltd.	1,431,602	2,400
* Sky Network Television Ltd.	439,922	1,761
Fisher & Paykel Appliances Holdings Ltd.	540,219	1,354
Kiwi Income Property Trust	1,510,153	1,155
Waste Management NZ Ltd.	213,088	974
* Tower Ltd.	652,131	960
NGC Holdings, Ltd.	337,179	900
The Warehouse Group Ltd.	299,049	786

		45,919

Singapore (3.1%)
Singapore Telecommunications Ltd.	14,545,880	24,233
DBS Group Holdings Ltd.	2,452,161	23,714
United Overseas Bank Ltd.	2,518,567	22,893
Oversea-Chinese Banking Corp., Ltd.	2,755,034	21,366
Singapore Press Holdings Ltd.	3,438,833	9,481
Keppel Corp., Ltd.	1,191,750	9,003
Singapore Airlines Ltd.	1,197,362	8,558
City Developments Ltd.	1,059,412	5,510
Venture Corp. Ltd.	519,000	4,991
Singapore Technologies Engineering Ltd.	2,846,407	4,506
Capitaland Ltd.	2,215,738	3,768
Fraser & Neave Ltd.	379,900	3,743
ComfortDelgro Corp Ltd.	3,826,000	3,610
Sembcorp Industries Ltd.	1,892,393	3,125
Ascendas REIT	1,904,000	2,703
Neptune Orient Lines Ltd.	1,117,000	2,418
Capitamall Trust	1,459,148	2,275
Singapore Exchange Ltd.	1,588,000	2,087
Jardine Cycle N Carriage Ltd.	254,128	2,046
* STATS ChipPAC Ltd.	2,802,716	1,928
Singapore Post Ltd.	2,951,800	1,765
SembCorp Marine Ltd.	1,079,000	1,738
* Chartered Semiconductor Manufacturing Ltd.	2,222,000	1,687
Noble Group Ltd.	1,954,000	1,681
United Overseas Land Ltd.	1,121,556	1,587
Parkway Holdings Ltd.	1,248,640	1,578
Keppel Land Ltd.	768,000	1,489
Suntec REIT	1,797,142	1,319
Cosco Corp. Singapore Ltd.	846,000	1,182
Want Want Holdings Ltd.	885,160	1,045
SMRT Corp. Ltd.	1,290,000	933
Singapore Land Ltd.	254,000	885
Creative Technology Ltd.	117,950	880
* Olam International Ltd.	1,328,000	868
Allgreen Properties Ltd.	1,028,000	790
Wing Tai Holdings Ltd.	1,030,000	738
Haw Par Brothers International Ltd.	232,193	733
Singapore Petroleum Co. Ltd.	235,000	721
SembCorp Logistics Ltd.	634,290	694
Overseas Union Enterprise Ltd.	116,000	663
Datacraft Asia Ltd.	495,000	536

		185,470

TOTAL COMMON STOCKS
(Cost $5,416,300)		5,988,510

TEMPORARY CASH INVESTMENTS (5.0%)

Money Market Fund (5.0%)
Vanguard Market Liquidity Fund, 3.267%**	301,663,457	301,663
	Face
	Amount
	(000)

U.S. Agency Obligation (0.0%)
Federal National Mortgage Assn.†
(1) 3.468%, 10/12/2005	$1,000	993

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $302,656)		302,656

TOTAL INVESTMENTS (104.7%)
(Cost $5,718,956)		6,291,166

OTHER ASSETS AND LIABILITIES--NET (-4.7%)		(284,216)

NET ASSETS (100%)		$6,006,950

*Non-income-producing security.
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action.
(1)Securities with a value of $993,000 have been segregated as initial margin for open futures contracts.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchage (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-trades funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its new asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31, 2005, the cost of investment securities for tax purposes was $5,739,636,000. Net unrealized appreciation of investment securities for tax purposes was $551,531,000, consisting of unrealized gains of $919,795,000 on securities that had risen in value since their purchase and $368,265,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 4.8%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At July 31, 2005, the aggregate settlement value of open futures contracts expiring in September 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Topix Index	97	$10,399	$543

The fund enters into forward currency contracts to provide the appropriate currency exposure related to open futures contracts. Forward currency contracts are valued at their quoted daily settlement prices. At July 31, 2005, the fund had open forward currency contracts to receive and deliver currencies as follows:

	(000)
	Contract Amount				Unrealized Appreciation
Contract Settlement Date	Receive		Deliver		(Depreciation)

9/14/2005	JPY	1,062,607	USD	9,520	($529)

JPY-Japanese yen
USD-U.S. dollar

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Vanguard European Stock Index Fund
Scheduleof Investments
July31, 2005

	Shares	Market Value ($000)

COMMON STOCKS (99.6%)

Austria (0.6%)
OMV AG	340,757	$15,897
Telekom Austria AG	722,855	14,607
Erste Bank der Oesterreichischen Sparkassen AG	274,317	13,994
Bank Austria Creditanstalt	75,757	8,056
* Immofinanz Immobilien Anlagen AG	694,263	6,390
Wienerberger AG	130,773	6,073
Oesterreichische Elektrizitaetswirtschafts AG Class A	15,971	4,767
Boehler-Uddeholm AG	20,933	3,173
Voestalpine AG	40,581	3,009
* Meinl European Land Ltd.	157,994	2,752
Andritz AG	18,804	1,803
Flughafen Wien AG	21,459	1,384
Mayr-Melnhof Karton AG	8,694	1,246
* RHI AG	40,394	1,211

		84,362

Belgium (1.9%)
Fortis Group	2,418,580	70,741
KBC Bankverzekeringsholding	378,263	30,167
Dexia	1,182,943	26,743
Electrabel SA	56,697	25,828
Solvay SA	131,091	14,158
InBev	376,254	14,005
Groupe Bruxelles Lambert SA	142,873	12,918
Belgacom SA	336,459	11,911
UCB SA	180,906	9,774
Delhaize Group	145,655	8,970
Agfa Gevaert NV	198,770	5,529
Mobistar SA	58,913	4,610
Colruyt NV	32,670	4,485
Umicore	49,898	4,420
Bekaert NV	29,810	2,346
Omega Pharma SA	40,814	2,313
Cofinimmo	11,754	1,828
Barco NV	23,299	1,706
Euronav SA	43,194	1,443
D'Ieteren SA	5,631	1,242
Compagnie Maritime Belge SA	35,371	1,049

		256,186

Denmark (1.1%)
Danske Bank A/S	902,627	28,180
Novo Nordisk A/S B Shares	497,558	25,754
AP Moller-Maersk A/S	2,498	24,355
TDC A/S	402,189	18,099
Danisco A/S	102,624	6,789
* Vestas Wind Systems A/S	344,033	6,320
Novozymes A/S	108,871	5,563
GN Store Nord A/S	453,993	5,055
DSV, De Sammensluttede Vognmaend A/S	44,109	4,170
Carlsberg A/S B Shares	65,953	3,532
Coloplast A/S B Shares	54,814	3,226
East Asiatic Co. A/S	39,419	3,105
* Topdanmark A/S	41,073	2,979
H. Lundbeck A/S	119,627	2,960
* William Demant A/S	55,227	2,679
Kobenhavns Lufthavne A/S	8,590	2,061
Bang & Olufsen A/S B Shares	23,116	1,636
NKT Holding A/S	40,732	1,619
D/S TORM A/S	30,202	1,566
FLS Industries A/S B Shares	57,035	1,136

		150,784

Finland (2.1%)
Nokia Oyj	9,632,568	153,652
UPM-Kymmene Oyj	1,081,986	20,986
Stora Enso Oyj R Shares	1,292,101	17,128
Fortum Oyj	720,520	13,143
Sampo Oyj A Shares	817,540	12,525
* Neste Oil Oyj	265,358	7,391
TietoEnator Oyj B Shares	170,633	5,563
* Kone Oyj	78,260	5,342
Elisa Oyj Class A	292,900	5,269
Metso Oyj	211,903	5,111
YIT-Yhtyma Oyj	126,421	4,425
Nokian Renkaat Oyj	206,020	4,190
Wartsila Oyj B Shares	121,443	3,742
Kesko Oyj	131,539	3,583
Rautaruuki Oyj	172,833	2,971
Orion-Yhtyma Oyj B Shares	152,101	2,921
Amer Group Ltd.	147,049	2,877
Outokumpu Oyj A Shares	204,286	2,816
Uponor Oyj	124,687	2,463
* Cargotec Corp.	78,125	2,323
Pohjola Group PLC D Shares	125,283	1,912
KCI Konecranes Oyj	28,439	1,289

		281,622

France (13.9%)
Total SA	1,180,409	295,723
Sanofi-Aventis	2,186,344	189,071
BNP Paribas SA	1,645,505	118,915
France Telecom SA	3,057,359	94,492
AXA	2,956,287	80,833
Societe Generale Class A	688,546	75,282
Vivendi Universal SA	1,942,665	61,803
Carrefour SA	1,164,731	55,040
L'Oreal SA	628,355	49,601
Groupe Danone	498,288	49,189
Suez SA	1,686,142	46,373
LVMH Louis Vuitton Moet Hennessy	505,960	42,022
L'Air Liquide SA (Registered)	225,497	40,087
Cie. de St. Gobain SA	633,851	38,098
Credit Agricole SA	1,369,541	37,521
Schneider Electric SA	467,183	36,707
Renault SA	382,532	35,075
Lafarge SA	353,018	33,450
* Alcatel SA	2,559,632	31,278
Veolia Environnement	630,024	24,509
Pernod Ricard SA	145,408	24,373
Vinci SA	298,200	24,183
Arcelor	1,058,033	22,730
STMicroelectronics NV	1,309,094	22,576
PSA Peugeot Citroen	326,025	20,968
Accor SA	405,031	20,650
Compagnie Generale des Etablissements Michelin SA B Shares	295,956	18,256
Bouygues SA	411,781	18,021
Lagardere S.C.A	247,433	17,880
European Aeronautic Defence and Space Co.	501,403	16,827
Essilor International SA	202,709	14,730
Pinault-Printemps-Redoute SA	139,071	14,053
Unibail Co.	93,723	12,980
Thomson SA	536,552	12,152
Publicis Groupe SA	282,934	9,629
Technip SA	179,129	9,593
* Alstom	9,099,027	9,291
* Cap Gemini SA	257,996	8,677
Vivendi Universal SA ADR	272,160	8,649
* Atos Origin SA	117,150	8,376
Safran SA	347,453	7,710
Sodexho Alliance SA	197,312	7,041
Euronext NV	176,905	6,949
Societe Television Francaise 1	243,936	6,814
Autoroutes du Sud de la France	118,936	6,793
Thales SA	159,818	6,486
PagesJaunes SA	259,641	6,375
Neopost SA	65,928	6,141
Valeo SA	143,916	6,099
Dassault Systemes SA	116,547	5,979
Etablissements Economiques du Casino Guichard-Perrachon SA	80,086	5,620
CNP Assurances	71,824	4,829
Imerys SA	65,319	4,810
* Business Objects SA	137,976	4,573
Klepierre	47,511	4,570
Zodiac SA	78,967	4,501
Air France	249,776	4,097
Societe des Autoroutes Paris-Rhin-Rhone	69,956	4,022
Hermes International	19,161	3,972
Societe BIC SA	64,346	3,627
SCOR SA	1,687,867	3,544
* Societe des Autoroutes du Nord et de l'Est de la France	46,505	2,511
Gecina SA	19,102	2,171

		1,868,897

Germany (10.0%)
Siemens AG	1,656,400	127,854
E.On AG	1,286,336	119,222
Deutsche Telekom AG	5,635,547	111,860
Allianz AG	715,141	90,969
Deutsche Bank AG	1,004,253	86,904
BASF AG	1,117,882	79,390
SAP AG	456,020	78,456
DaimlerChrysler AG (Registered)	1,450,774	70,594
RWE AG	864,836	57,933
Bayer AG	1,357,609	48,520
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	379,341	44,168
* Bayerische Hypo-und Vereinsbank AG	1,162,875	30,577
Deutsche Post AG	1,034,740	25,678
Volkswagen AG	463,381	25,136
Schering AG	340,535	21,461
Continental AG	270,063	20,945
Commerzbank AG	925,048	20,662
Deutsche Boerse AG	207,691	18,230
Adidas-Salomon AG	90,106	16,324
DaimlerChrysler AG	327,337	15,850
Metro AG	301,166	15,166
ThyssenKrupp AG	743,905	13,964
Man AG	291,555	13,576
* Infineon Technologies AG	1,312,600	12,948
Porsche AG	16,287	12,914
Linde AG	172,229	12,120
Depfa Bank PLC	727,499	11,724
Henkel KGaA	122,762	11,552
Hypo Real Estate Holding AG	269,685	10,957
HeidelbergerCement AG	145,367	10,496
Volkswagen AG Pfd.	217,397	8,971
TUI AG	332,701	8,716
Puma AG	34,172	8,558
Merck KGaA	95,201	8,475
Altana AG	145,353	7,626
Celesio AG	78,905	6,356
Fresenius Medical Care AG	72,505	6,325
Deutsche Lufthansa AG	474,271	5,936
RWE AG Pfd.	80,297	4,774
Hochtief AG	122,968	4,676
Beiersdorf AG	34,697	3,961
* Qiagen NV	289,956	3,911
Fresenius Medical Care AG	54,040	3,845
Heidelberger Druckmaschinen AG	107,000	3,575
* Premier AG	93,686	3,210
ProSieben Sat.1 Media AG	169,372	3,095
Wincor Nixdorf AG	32,234	2,935
IVG Immobilien AG	142,779	2,894
Douglas Holding AG	68,586	2,634
Suedzucker AG	125,636	2,627
MLP AG	124,903	2,449
* Karstadt Quelle AG	137,222	1,877
* EPCOS AG	99,648	1,466

		1,345,042

Greece (0.9%)
National Bank of Greece SA	533,768	19,519
Alpha Credit Bank SA	569,113	15,805
Greek Organization of Football Prognostics	458,748	14,939
EFG Eurobank Ergasias	387,588	12,421
* Hellenic Telecommunication Organization SA	505,314	10,301
Bank of Piraeus	348,460	6,634
Coca-Cola Hellenic Bottling Co. SA	221,020	6,258
Public Power Corp.	213,600	5,338
Cosmote Mobile Communications SA	273,596	5,191
* Commercial Bank of Greece SA	131,236	4,202
Titan Cement Co. SA	118,130	4,002
Hellenic Petroleum SA	219,690	2,492
Germanos SA	117,104	1,947
Viohalco, Hellenic Copper & Aluminum Industry SA	226,438	1,626
Technical Olympic SA	165,129	1,101
Folli-Follie SA	33,150	1,046
Hyatt Regency Hotels and Tourism SA	83,509	1,037
Hellenic Technodomiki Tev SA	168,577	915
Intracom SA	174,010	910
Hellenic Exchanges SA	92,950	796
Hellenic Duty Free Shops SA	38,600	692
National Bank of Greece SA ADR	62,830	456
* Hellenic Telecommunications Organization SA ADR	22,622	234

		117,862

Ireland (1.2%)
Allied Irish Banks PLC	1,788,753	38,915
Bank of Ireland	1,995,923	33,295
CRH PLC	1,096,797	31,111
Irish Life & Permanent PLC	558,911	10,115
Kerry Group PLC A Shares	269,708	6,746
* Elan Corp. PLC	764,749	5,573
* Grafton Group PLC	455,386	5,183
DCC PLC	165,718	3,671
Independent News & Media PLC	1,162,238	3,583
IAWS Group PLC	218,108	3,182
Kingspan Group PLC	242,782	3,168
* Ryanair Holdings PLC	318,178	2,564
Eircom Group PLC	1,140,584	2,342
Fyffes PLC	643,309	1,951
Paddy Power PLC	93,459	1,691
Greencore Group PLC	322,235	1,437
* Ryanair Holdings PLC ADR	8,400	393
* Elan Corp. PLC ADR	45,229	338

		155,258

Italy (5.7%)
ENI SpA	5,375,996	152,584
ENEL SpA	8,889,979	76,273
Telecom Italia SpA	22,016,354	71,849
Assicurazioni Generali SpA	1,976,595	64,671
Unicredito Italiano SpA	9,130,140	48,395
Telecom Italia SpA RNC	12,446,398	33,464
San Paolo-IMI SpA	2,285,048	33,076
Banca Intesa SpA	6,720,092	32,687
Mediaset SpA	1,706,009	20,778
Mediobanca Banca di Credito Finanziaria SpA	976,713	18,655
Capitalia SpA	2,967,730	17,268
Autostrade SpA	590,409	14,903
Banca Antonveneta SpA	476,306	14,582
Banche Popolari Unite Scarl SpA	696,532	14,107
Banco Popolare di Verona e Novara Scarl SpA	765,879	13,698
Riunione Adriatica di Sicurta SpA	622,462	12,466
Finmeccanica SpA	610,552	11,153
Snam Rete Gas SpA	2,020,446	11,103
Alleanza Assicurazioni SpA	872,566	10,052
* Banca Nazionale del Lavoro (BNL) SpA	2,795,073	9,055
Banca Intesa SpA Non Convertible Risp	1,922,989	8,837
Banca Monte dei Paschi di Siena SpA	2,267,864	8,604
* Fiat SpA	990,259	8,398
Banca Popolare di Milano SpA	811,570	8,012
Luxottica Group SpA	282,329	6,504
Terna SpA	2,482,121	6,271
Pirelli & C. Accomandita per Azioni SpA	5,852,748	6,183
* Edison SpA	1,706,789	3,821
* Seat Pagine Gialle SpA	8,376,410	3,699
Bulgari SpA	302,998	3,563
Mediolanum SpA	525,675	3,458
Autogrill SpA	235,933	3,343
FinecoGroup SpA	322,868	3,114
Banca Fideuram SpA	602,495	3,071
Mondadori (Arnoldo) Editore SpA	241,498	2,448
Italcementi SpA	145,727	2,362
Lottomatica SpA	64,262	2,228
Gruppo Editoriale L'Espresso SpA	357,640	2,106
* Telecom Italia Media SpA	2,989,749	1,596
* Tiscali SpA	474,935	1,456
Benetton Group SpA	127,912	1,270
* Parmalat Finanziaria SpA	569,830	-

		771,163

Netherlands (6.9%)
Royal Dutch Shell PLC	8,492,604	261,603
ING Groep NV	3,870,564	117,207
ABN-AMRO Holding NV	3,606,191	89,914
Unilever NV	1,180,537	79,256
Koninklijke (Royal) Philips Electronics NV	2,718,222	73,837
Aegon NV	2,713,448	38,884
Koninklijke KPN NV	4,330,045	37,669
* Koninklijke Ahold NV	3,210,187	28,242
Akzo Nobel NV	561,888	23,159
TNT NV	794,759	20,201
Reed Elsevier NV	1,451,025	19,784
* ASML Holding NV	959,479	16,890
Heineken NV	505,763	16,121
Verenigde Nederlandse Uitgeversbedrijven NV	497,907	14,288
* Koninklijke Numico NV	309,519	13,074
DSM NV	156,540	11,918
Wolters Kluwer NV	584,587	11,365
Rodamco Europe NV	92,656	7,866
Vedior NV	342,338	5,154
SBM Offshore NV	69,253	5,065
Corio NV	82,999	4,637
Wereldhave NV	42,779	4,561
Randstad Holding NV	95,815	3,912
Getronics NV	249,836	3,138
Buhrmann NV	237,432	2,693
* Hagemeyer NV	1,059,004	2,660
Aegon NV (New York)	172,787	2,473
Oce NV	161,030	2,365
* ASML Holding (New York)	38,580	679

		918,615

Norway (1.1%)
Statoil ASA	1,356,697	29,492
Norsk Hydro ASA	294,183	27,871
Orkla ASA	394,617	15,480
DnB NOR ASA	1,370,546	14,335
Telenor ASA	1,626,563	14,005
Yara International ASA	428,831	7,365
Storebrand ASA	488,366	4,844
Frontline Ltd.	108,216	4,601
* Stolt Offshore SA	393,718	4,534
Norske Skogindustrier ASA	234,215	4,113
Tandberg ASA	280,184	3,175
* Petroleum Geo-Services ASA	117,343	2,831
Schibsted ASA	99,588	2,725
Stolt-Nielsen SA	78,017	2,668
ProSafe ASA	70,466	2,490
Tomra Systems ASA	367,110	1,987
Smedvig ASA A Shares	73,083	1,780
* Tandberg Television ASA	126,648	1,605

		145,901

Portugal (0.4%)
Portugal Telecom SGPS SA	1,563,713	14,892
Banco Comercial Portugues SA	4,025,043	10,314
Electricidade de Portugal SA	3,783,940	10,109
Brisa-Auto Estradas de Portugal SA	677,066	5,223
Banco Espirito Santo SA	217,827	3,359
Sonae SGPS SA	1,868,135	2,655
Banco BPI SA	625,260	2,507
Cimpor-Cimento de Portugal SA	418,776	2,312
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	162,750	1,648
Jeronimo Martins & Filho, SGPS, SA	77,558	1,142

		54,161

Spain (5.6%)
Banco Santander Central Hispano SA	12,271,791	151,846
Telefonica SA	8,950,421	150,671
Banco Bilbao Vizcaya Argentaria SA	7,003,493	118,051
Repsol-YPF SA	1,891,186	52,911
Endesa SA	1,968,080	44,096
Iberdrola SA	1,675,860	42,683
Altadis SA	556,139	23,495
Banco Popular Espanol SA	1,755,211	20,980
ACS, Actividades de Contruccion y Servisios, SA	510,120	14,761
Union Fenosa SA	440,742	12,941
Industria de Diseno Textil SA	450,871	12,060
Abertis Infraestructuras SA	446,266	11,450
Gas Natural SDG SA	370,339	11,024
Grupo Ferrovial, SA	130,529	9,456
Metrovacesa SA	115,651	7,059
Acciona SA	58,839	6,054
Indra Sistemas, SA	279,955	5,564
Acerinox SA	379,674	5,405
Fomento de Construc y Contra SA	94,496	5,329
Sacyr Vallehermoso SA	225,930	5,223
Cintra Concesiones de Infraestructuras de Transporte SA	405,732	4,880
Telefonica SA ADR	87,308	4,405
Corporacion Mapfre SA	221,855	3,710
Inmobiliaria Colonial SA	63,937	3,457
Antena 3 Television	160,008	3,163
Ebro Puleva SA	175,876	3,072
Promotora de Informaciones SA	158,602	3,002
* Sogecable SA	83,017	2,980
Iberia (Linea Aerea Espana)	965,441	2,971
Telefonica Publicidad e Informacion, SA	340,826	2,959
Gamesa Corporacion Tecnologica, SA	223,959	2,949
Sociedad General de Aguas de Barcelona SA	118,351	2,644
NH Hoteles SA	160,916	2,295
Zeltia SA	329,914	2,280

		755,826

Sweden (3.5%)
Telefonaktiebolaget LM Ericsson AB Class B	30,616,957	104,935
Nordea Bank AB	4,409,177	42,258
Hennes & Mauritz AB B Shares	980,501	34,972
Svenska Handelsbanken AB A Shares	1,074,758	23,177
Volvo AB B Shares	468,863	19,628
TeliaSonera AB	3,862,650	19,120
Skandinaviska Enskilda Banken AB A Shares	973,628	17,289
Sandvik AB	418,984	16,744
Svenska Cellulosa AB B Shares	402,036	13,614
Electrolux AB Series B	587,681	13,209
Skandia Forsakrings AB	2,117,040	12,004
Atlas Copco AB A Shares	693,973	11,778
Securitas AB B Shares	612,132	10,354
Skanska AB B Shares	767,544	9,930
SKF AB B Shares	800,957	9,433
Swedish Match AB	693,513	8,684
Assa Abloy AB	610,411	8,335
Volvo AB A Shares	200,303	8,142
Scania AB Class B	195,899	7,124
Tele2 AB B Shares	655,360	7,101
Atlas Copco AB Class B Shares	430,948	6,622
Gambro AB A Shares	361,386	5,263
Getinge AB B Shares	368,769	4,914
Eniro AB	328,631	3,690
* Lundin Petroleum AB	338,790	3,478
Castellum AB	80,408	3,381
Fabege AB	155,226	3,371
Alfa Laval AB	194,494	3,209
* Modern Times Group AB	104,797	3,152
Holmen AB	109,211	3,042
Gambro AB B Shares	194,897	2,825
* Elekta AB B Shares	59,400	2,796
* Capio AB	156,400	2,682
Trelleborg AB B Shares	159,456	2,647
Svenskt Stal AB A Shares	104,058	2,640
* OMX AB	159,621	1,912
WM-Data AB Class B	641,140	1,854
Billerud Aktiebolag	111,500	1,471
Axfood AB	60,501	1,450
Oriflame Cosmetics SA	60,701	1,432
Hoganas AB B Shares	55,600	1,367
* SAS AB	153,488	1,331
Svenskt Stal AB	49,231	1,187
* Telelogic AB	496,089	1,065
D. Carnegie & Co. AB	89,799	1,024
* Wihlborgs Fastigheter	35,011	973

		466,609

Switzerland (9.8%)
Novartis AG (Registered)	4,875,661	237,762
Nestle SA (Registered)	833,433	229,383
Roche Holdings AG	1,451,079	197,297
UBS AG (Registered)	2,172,820	178,490
Credit Suisse Group (Registered)	2,507,212	105,073
* Zurich Financial Services AG	297,433	52,898
Swiss Re (Registered)	665,181	42,410
Cie. Financiere Richemont AG	1,024,236	36,198
* ABB Ltd.	4,062,819	27,645
Holcim Ltd. (Registered)	380,196	23,557
Syngenta AG	221,051	23,167
Swisscom AG	47,839	15,831
Adecco SA (Registered)	270,712	13,551
Synthes, Inc.	94,758	10,305
Nobel Biocare Holding AG	47,935	10,130
Swatch Group AG (Bearer)	69,128	9,941
Givaudan SA	14,526	8,734
CIBA Specialty Chemicals AG (Registered)	139,338	8,350
Serono SA Class B	12,082	8,152
SGS Societe Generale de Surveillance Holding SA (Registered)	8,898	6,695
Clariant AG	475,517	6,609
* Logitech International SA	167,550	6,477
Geberit AG	8,139	5,493
Lonza AG (Registered)	78,521	4,344
Schindler Holding AG (Ptg. Ctf.)	10,676	4,313
Sulzer AG (Registered)	7,470	3,585
Phonak Holding AG	88,120	3,491
PSP Swiss Property AG	77,791	3,451
Straumann Holding AG	15,945	3,426
Swatch Group AG (Registered)	113,812	3,369
SIG Holding AG	12,649	2,943
Kudelski SA	72,152	2,911
UBS AG	35,370	2,899
Rieter Holding AG	9,106	2,755
* Micronas Semiconductor Holding AG	66,886	2,653
Kuoni Reisen Holding AG (Registered)	5,941	2,283
* Unaxis Holding AG	11,539	1,654
Valora Holding AG	7,408	1,554

		1,309,779

United Kingdom (34.9%)
BP PLC	40,777,606	449,254
HSBC Holdings PLC	23,107,850	374,273
Vodafone Group PLC	122,169,376	315,215
GlaxoSmithKline PLC	12,110,442	285,270
* Royal Bank of Scotland Group PLC	6,552,724	194,993
* Royal Dutch Shell PLC Class B	5,699,204	181,214
AstraZeneca Group PLC	3,373,315	152,704
Barclays PLC	13,330,026	130,598
HBOS PLC	8,108,374	123,230
Lloyds TSB Group PLC	11,557,726	97,820
Tesco PLC	16,016,674	91,696
Diageo PLC	6,208,577	85,625
Anglo American PLC	2,931,029	74,230
Rio Tinto PLC	2,205,566	73,354
BHP Billiton PLC	5,097,732	72,554
BT Group PLC	17,598,625	70,550
British American Tobacco PLC	3,314,682	66,349
BG Group PLC	7,303,164	60,432
National Grid Transco PLC	6,381,927	58,929
Aviva PLC	4,889,585	56,186
Unilever PLC	5,712,683	55,320
Prudential PLC	4,906,156	46,253
Cadbury Schweppes PLC	4,280,209	41,151
Imperial Tobacco Group PLC	1,504,135	38,747
Reckitt Benckiser PLC	1,270,800	38,178
BP PLC ADR	575,360	37,905
BAE Systems PLC	6,630,150	35,896
GUS PLC	2,072,808	32,985
Centrica PLC	7,718,552	31,853
SABMiller PLC	1,819,241	31,768
Scottish & Southern Energy PLC	1,773,757	30,550
Vodafone Group PLC ADR	1,177,400	30,412
ScottishPower PLC	3,234,199	28,624
Legal & General Group PLC	13,437,451	27,035
Wolseley PLC	1,217,685	25,392
Reed Elsevier PLC	2,632,284	24,323
British Sky Broadcasting Group PLC	2,547,883	23,919
Land Securities Group PLC	967,284	23,687
BAA PLC	2,213,739	23,491
Kingfisher PLC	4,854,220	21,965
WPP Group PLC	2,056,187	21,760
Marks & Spencer Group PLC	3,423,502	21,552
United Utilities PLC	1,792,365	20,227
Reuters Group PLC	2,960,739	20,140
Pearson PLC	1,657,656	19,857
BOC Group PLC	1,030,601	19,585
Smiths Group PLC	1,160,949	19,556
Gallaher Group PLC	1,353,110	19,355
Compass Group PLC	4,447,833	19,226
Carnival PLC	351,761	18,943
Rolls-Royce Group PLC	3,169,294	18,641
Smith & Nephew PLC	1,936,842	18,398
ITV PLC	8,451,229	17,827
Man Group PLC	605,172	17,283
Hilton Group PLC	3,278,616	16,721
Boots Group PLC	1,515,212	16,137
British Land Co., PLC	1,071,255	15,818
Hanson Building Materials PLC	1,509,026	15,174
3i Group PLC	1,193,984	14,919
Next PLC	538,458	14,896
J. Sainsbury PLC	2,809,649	13,814
Cable and Wireless PLC	4,859,752	13,614
BPB PLC	1,031,158	12,955
Scottish & Newcastle PLC	1,570,718	12,642
Severn Trent PLC	715,064	12,305
Friends Provident PLC	3,829,258	12,252
InterContinental Hotels Group PLC	940,722	11,983
Yell Group PLC	1,455,998	11,567
Imperial Chemical Industries PLC	2,456,651	11,472
International Power PLC	3,048,128	11,364
Dixons Group PLC	3,937,980	10,983
Amvescap PLC	1,505,947	10,859
The Sage Group PLC	2,641,610	10,762
Enterprise Inns PLC	720,268	10,356
Rentokil Initial PLC	3,744,071	10,267
Exel PLC	615,047	10,185
Rexam PLC	1,135,177	9,760
Kelda Group PLC	775,788	9,700
* Royal & Sun Alliance Insurance Group PLC	6,011,716	9,556
Whitbread PLC	528,214	9,157
Johnson Matthey PLC	455,293	8,800
Capita Group PLC	1,368,870	8,704
Hammerson PLC	572,109	8,631
The Peninsular & Oriental Steam Navigation Co.	1,535,965	8,497
Liberty International PLC	497,155	8,438
William Hill PLC	816,823	8,276
Brambles Industries PLC	1,498,751	8,230
Tate & Lyle PLC	1,004,986	8,189
Slough Estates PLC	868,044	8,153
Persimmon PLC	565,052	7,952
Hays PLC	3,489,817	7,846
Emap PLC	529,525	7,827
Tomkins PLC	1,593,445	7,655
* Corus Group PLC	9,144,673	7,569
Alliance Unichem PLC	516,074	7,543
Signet Group PLC	3,580,819	7,375
Daily Mail and General Trust	623,133	7,251
Taylor Woodrow PLC	1,210,409	7,219
GKN PLC	1,516,933	7,077
EMI Group PLC	1,626,649	6,904
Punch Taverns PLC	517,111	6,811
Travis Perkins PLC	235,769	6,714
Mitchells & Butlers PLC	1,066,300	6,678
Bunzl PLC	722,529	6,602
Trinity Mirror PLC	609,997	6,565
Group 4 Securicor PLC	2,353,553	6,527
Barratt Developments PLC	495,736	6,293
George Wimpey PLC	807,919	6,053
Provident Financial PLC	527,320	5,992
Rank Group PLC	1,291,808	5,950
Cobham PLC	2,308,215	5,835
ARM Holdings PLC	2,793,338	5,817
IMI PLC	735,059	5,745
Inchape PLC	155,577	5,526
United Business Media PLC	569,976	5,482
* British Airways PLC	1,121,662	5,474
ScottishPower PLC ADR	154,280	5,452
ICAP PLC	1,001,747	5,391
Balfour Beatty PLC	879,096	5,376
Associated British Ports Holdings PLC	641,072	5,273
LogicaCMG PLC	1,557,199	5,143
London Stock Exchange PLC	526,402	4,988
BBA Group PLC	929,594	4,979
Kesa Electricals PLC	1,089,702	4,846
Meggitt PLC	884,033	4,821
Pilkington PLC	2,126,784	4,596
FirstGroup PLC	816,758	4,582
Britannic Group PLC	407,014	4,474
National Express Group PLC	286,867	4,410
Misys PLC	1,022,999	4,217
Amec PLC	689,764	4,171
WPP Group PLC ADR	78,406	4,130
Serco Group PLC	957,794	4,101
Aegis Group PLC	2,309,357	4,028
Arriva PLC	403,363	3,998
Intertek Testing Services PLC	317,635	3,979
Electrocomponents PLC	897,299	3,962
Schroders PLC	257,277	3,839
HMV Group PLC	839,495	3,623
Close Brothers Group PLC	268,790	3,578
Cattles PLC	677,458	3,545
Stagecoach Group PLC	1,767,155	3,539
Bellway PLC	233,176	3,531
* The Berkeley Group Holdings	225,075	3,519
Isoft Group PLC	449,790	3,370
Brixton PLC	529,903	3,300
The Davis Service Group PLC	416,866	3,253
First Choice Holidays PLC	922,246	3,043
Bovis Homes Group PLC	246,444	2,850
* Invensys PLC	11,695,097	2,778
De La Rue Group PLC	379,463	2,624
MFI Furniture Group PLC	1,212,001	2,468
* Cookson Group PLC	389,075	2,312
FKI PLC	1,192,963	2,197
Premier Farnell PLC	743,182	2,185
Great Portland Estates PLC	335,279	2,105
* Marconi Corp. PLC	426,883	2,067
SSL International PLC	395,334	2,002
Aggreko PLC	529,857	1,917
Royal Dutch Shell PLC Class A	56,203	1,729

		4,673,989

TOTAL COMMON STOCKS
(Cost $10,328,090)		13,356,056

TEMPORARY CASH INVESTMENTS (2.2%)

Money Market Fund (2.2%)
Vanguard Market Liquidity Fund, 3.267%**	286,864,957	286,865
	Face
	Amount
	($000)

U.S. Agency Obligation (0.0%)
Federal Home Loan Mortgage Corp.†
(1) 3.518%, 10/18/2005	$2,000	1,985

TOTAL TEMPORARY CASH INVESTMENTS
Cost ($288,850)		288,850

TOTAL INVESTMENTS (101.8%)
Cost ($10,616,940)		13,644,906

OTHER ASSETS AND LIABILITIES--NET (-1.8%)		(236,373)

NET ASSETS (100%)		$13,408,533

*Non-income-producing security.
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action.
(1)Securities with a value of $1,985,000 have been segregated as initial margin for open futures contracts.
ADR — American Depositary Receipt.
(Ptg. Ctf.) — Participating Certificates.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchage (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-trades funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its new asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31, 2005, the cost of investment securities for tax purposes was $10,622,230,000. Net unrealized appreciation of investment securities for tax purposes was $3,022,676,000, consisting of unrealized gains of $3,402,005,000 on securities that had risen in value since their purchase and $379,329,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.8%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At July 31, 2005, the aggregate settlement value of open futures contracts expiring in September 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

MSCI Pan-Euro Index	2,268	$53,527	$1,692

The fund enters into forward currency contracts to provide the appropriate currency exposure related to open futures contracts. Forward currency contracts are valued at their quoted daily settlement prices. At July 31, 2005, the fund had open forward currency contracts to receive and deliver currencies as follows:

	(000)
	Contract Amount				Unrealized Appreciation
Contract Settlement Date	Receive		Deliver		(Depreciation)

9/21/2005	EUR	42,740	USD	52,021	$37

EUR-Euro. USD-U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
July 31, 2005

	Shares	Market Value ($000)

COMMON STOCKS (99.3%)

Argentina (0.7%)
Tenaris SA	1,081,161	$10,042
* Petrobras Energia Participaciones SA	3,164,909	4,288
Tenaris SA (Mexico)	450,275	3,927
* Telecom Argentina STET-France Telecom SA	1,507,786	3,791
Tenaris SA ADR	36,268	3,404
Siderar SA Class A	327,467	2,802
* Transportadora de Gas Sur SA	953,920	1,216
* BBVA Banco Frances SA	424,248	975
* Petrobras Energia Participaciones SA ADR	66,475	910
* Molinos Rio de la Plata SA	406,396	710
Solvay Indupa S.A.I.C	471,738	707
* Irsa Inversiones y Representaciones SA	563,918	689
* Telecom Argentina SA ADR	29,680	374
Cresud SA	209,663	251
BBVA Banco Frances SA ADR	10,030	70
* IRSA Inversiones y Representaciones SA GDR	3,860	47

		34,203

Brazil (10.2%)
Petroleo Brasileiro SA Pfd.	1,535,508	70,000
Petroleo Brasileiro SA	1,115,203	58,582
Companhia Vale do Rio Doce Pfd. Class A	1,629,606	45,630
Companhia Vale do Rio Doce	1,311,711	42,901
Banco Itau Holding Financeira SA	207,918	39,044
Banco Bradesco SA	908,069	31,598
Companhia de Bebidas das Americas Pfd.	78,668,027	24,446
Tele Norte Leste Participacoes SA Pfd.	1,019,727	15,951
Unibanco-Uniao de Bancos Brasileiros SA	1,857,898	13,653
Companhia Energetica de Minas Gerais Pfd.	355,856,323	11,570
Empresa Brasileira de Aeronautica SA Pfd.	1,392,684	11,236
Companhia Siderurgica Nacional SA	556,084	10,373
Usiminas-Usinas Siderugicas de Minas Gerais SA Pfd. Class A	456,136	8,127
Gerdau SA Pfd.	782,648	8,101
Caemi Mineracao e Metalurgia SA Pfd.	6,342,643	6,817
Aracruz Celulose SA Pfd. B Shares	1,782,223	6,641
Centrais Electricas Brasileiras SA	459,803,468	6,308
Brasil Telecom Participacoes SA Pfd.	878,572,456	6,081
Braskem SA	614,493	5,834
Tele Norte Leste Participacoes SA	238,623	4,980
* Telesp Celular Participacoes SA Pfd.	934,685	4,073
Klabin SA	2,323,356	3,887
Votorantim Celulose e Papel SA Pfd.	321,654	3,847
* Embratel Participacoes SA Pfd.	1,891,457,824	3,671
Souza Cruz SA	310,593	3,624
Centrais Electricas Brasileiras SA Pfd. B Shares	276,114,176	3,550
Tele Celular Sul Participacose SA Pfd.	2,161,283,385	3,480
Companhia de Saneamento Basico do Estado de Sao Paulo	55,368,989	3,346
Companhia Siderurgica de Tubarao	57,266,200	3,317
Sadia SA Pfd.	1,660,238	3,298
Companhia de Concessoes Rodoviarias	143,343	3,213
Lojas Americanas SA Pfd.	160,793,060	3,194
Gol - Linhas Aereas Inteligentes SA Pfd.	204,880	3,025
Natura Cosmeticos SA	84,645	2,832
Petrol Brasil Series A ADR	61,924	2,831
Brasil Telecom Participacoes SA	246,571,808	2,711
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Pfd.	116,362,119	2,536
Tele Centro Oeste Cel. Pfd.	239,629	2,350
Petrol Brasil ADR	44,685	2,349
Companhia Paranaense de Energia-COPEL	400,733,632	2,209
Weg SA Pfd.	730,674	2,200
Companhia Vale do Rio Doce ADR	65,493	1,824
Cia Vale do Rio Doce	54,632	1,779
* Electropaulo Metropolitana SA	40,658,209	1,463
Telemig Celular Participacoes SA Pfd.	824,472,562	1,314
Banco Bradesco SA ADR	36,766	1,280
* Diagnosticos da America	97,507	1,223
Duratex SA Pfd.	119,661	1,144
Companhia de Tecidos Norte de Minas Pfd.	15,173,668	1,130
Banco Itau Holding Financeira SA ADR	11,851	1,114
Companhia de Bebidas das Americas ADR	35,737	1,112
Companhia de Gas de Sao Paulo - Comgas	9,334,799	935
Celular CRT Participacoes SA Pfd.	38,296	769
Tele Norte Leste Participacoes ADR	42,080	659
Uniao de Bancos Brasileiros SA GDR	14,760	543
Companhia Siderurgica Nacional SA ADR	26,600	497
Companhia Energetica de Minas Gerais ADR	15,145	492
Embraer-Empresa Brasileira de Aeronautica SA ADR	14,420	466
Gerdau SA ADR	44,380	461
Aracruz Celulose SA ADR	8,045	299
Brasil Telecom Participacoes ADR	8,005	278
Braskem SA ADR	10,820	206
Sadia SA ADR	7,855	156
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	10,125	153
Tim Participacoes SA ADR	7,580	123
Votorantim Celulose e Papel SA ADR	10,110	122
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	5,360	117
* Telesp Celular Participacoes SA ADR	26,060	114
Companhia Paranaense de Energia-COPEL ADR	19,505	108
* Embratel Participacoes SA ADR	10,975	104
Telemig Celular Participacoes ADR	2,330	74
Tele Centro Oeste Celular Participacoes SA ADR	7,135	71

		513,546

Chile (2.1%)
Empresas Copec SA	1,849,138	15,644
Empresa Nacional de Electricidad SA	12,793,829	11,120
Enersis SA	50,122,106	10,521
Empresas CMPC SA	406,475	9,918
S.A.C.I. Falabella, SA	2,441,666	6,349
Banco Santander Chile SA	184,178,376	6,102
Compania de Telecomunicaciones de Chile SA	2,049,800	5,659
Sociedad Quimica y Minera de Chile SA	444,701	5,426
Cencosud SA	2,312,702	4,428
Compania Acero del Pacifico SA (CAP)	334,060	4,254
Empresa Nacional de Telecomunicaciones SA	384,554	3,887
* Distribucion y Servicio D&S SA	10,155,471	3,563
Compania Cervecerias Unidas SA	520,370	2,920
Lan Airlines SA	388,813	2,812
Vina Concha y Toro SA	1,448,943	2,787
Colburn SA	19,788,400	2,455
Embotelladora Andina SA Pfd. Class B	690,559	1,833
Corpbanca	318,867,595	1,789
Embotelladora Andina SA	620,508	1,481
Masisa SA	1,914,729	1,248
* Madeco SA	8,918,184	967
Parque Arauco SA	1,115,748	825
Enersis SA ADR	59,230	620
Empresa Nacional de Electricidad SA ADR	18,015	468
Sociedad Quimica y Minera de Chile ADR	2,010	245
Banco Santander Chile SA ADR	7,030	241
Compania de Telecomunicaciones de Chile SA ADR	20,400	227
* Distribucion y Servicio SA ADR	7,410	157
* S.A.C.I. Falabella Rights	14,976	3

		107,949

China (8.7%)
China Mobile (Hong Kong) Ltd.	20,052,273	80,309
PetroChina Co. Ltd.	64,515,132	57,587
CNOOC Ltd.	50,215,352	34,893
China Petroleum & Chemical Corp.	68,413,700	29,821
China Telecom Corp. Ltd.	53,758,998	20,671
* China Life Insurance Co., Ltd.	27,307,012	20,311
CITIC Pacific Ltd.	4,466,000	13,092
* Bank of Communications Ltd. Class H	23,436,000	9,194
Huaneng Power International, Inc. H Share	12,418,000	8,940
China Merchants Holdings International Co. Ltd.	4,364,000	8,846
Cosco Pacific Ltd.	4,435,516	8,702
Denway Motors Ltd.	19,844,333	7,751
Ping An Insurance (Group) Co. of China Ltd.	4,173,500	6,960
Yanzhou Coal Mining Co. Ltd. H Shares	7,984,800	6,486
China Resources Enterprise Ltd.	3,861,659	6,373
* Semiconductor Manufacturing International Corp.	29,712,000	6,287
Aluminum Corp. of China Ltd.	10,059,000	5,753
Lenovo Group Ltd.	13,492,000	4,522
Beijing Datang Power Generation Co. Ltd.	5,815,245	4,516
Zhejiang Expressway Co., Ltd.	5,828,000	4,142
China Shipping Development Co.	5,283,578	3,929
Shanghai Industrial Holding Ltd.	1,770,231	3,741
China Shipping Container Lines Co. Ltd.	8,434,347	3,643
Sinopec Shanghai Petrochemical Co. Ltd.	9,478,000	3,356
* Air China Ltd.	9,836,353	3,254
* China COSCO Holdings Co., Ltd.	6,384,500	3,100
China Overseas Land & Investment Ltd.	12,904,595	2,977
Guangdong Investment Ltd.	8,868,000	2,779
China Mengniu Dairy Co., Ltd.	3,599,076	2,692
Jiangsu Expressway Co. Ltd. H Share	4,975,124	2,636
China Resources Power Holdings Co. Ltd.	4,630,000	2,634
Global Bio-chem Technology Group Co. Ltd.	5,042,000	2,522
* PICC Property and Casualty Co. Ltd.	9,855,831	2,438
TPV Technology Ltd.	3,696,000	2,419
China Travel International	7,772,518	2,414
Maanshan Iron and Steel Co. Ltd.	7,078,000	2,353
Jiangxi Copper Co. Ltd.	4,623,000	2,323
Chaida Modern Agriculture Holdings Ltd.	5,750,382	2,249
China International Marine Containers (Group) Co.,Ltd	2,211,600	2,245
The Guangshen Railway Co., Ltd.	5,775,623	1,971
Beijing Capital International Airport Co., Ltd.	4,674,000	1,933
Sinotrans Ltd.	6,141,964	1,890
ZTE Corporation	645,400	1,846
Weiqiao Textile Co. Ltd.	1,387,863	1,821
Brilliance China Automotive Holdings Ltd.	9,773,000	1,801
Angang New Steel Co. Ltd.	3,606,000	1,798
Huadian Power International Corp. Ltd.	5,830,000	1,680
Anhui Conch Cement Co. Ltd.	1,765,050	1,662
GOME Electrical Appliances Holdings Ltd.	2,323,000	1,436
* China Southern Airlines Co. Ltd.	4,811,707	1,418
Tsingtao Brewery Co., Ltd.	1,218,000	1,319
Guangdong Electric Power Development Co., Ltd.	2,722,957	1,318
Fujian Zijin Mining Industry Co., Ltd.	5,966,000	1,262
Weichai Power Co., Ltd. Class H	522,920	1,259
BYD Co. Ltd.	596,076	1,225
Beijing Enterprises Holdings Ltd.	896,000	1,212
Travelsky Technology Ltd.	1,253,000	1,159
Shenzhen Expressway Co. Ltd.	2,998,000	1,158
Zhejiang Southeast Electric Power Co., Ltd.	2,831,701	1,149
Guangzhou Investment Co. Ltd.	13,108,000	1,109
China Everbright Ltd.	2,820,000	1,090
COFCO International Ltd.	2,462,332	1,075
Shanghai Forte Land Co., Ltd.	3,660,000	1,056
China Eastern Airlines Corp. Ltd.	6,272,000	1,036
Li Ning Co., Ltd.	2,246,000	951
TCL International Holdings Ltd.	5,005,000	918
Sinopec Yizheng Chemical Fibre Co., Ltd.	5,584,000	894
Shenzhen Investment Ltd.	4,579,000	635
* China Pharmaceutical Group Ltd.	3,220,000	632
China Resources Land	2,948,000	623
Qingling Motors Co. Ltd. H Share	2,977,325	549
* AviChina Industry & Technology Co., Ltd.	6,270,000	467
* Digital China Holdings Ltd.	1,365,100	443

		440,655

Czech Republic (0.9%)
Ceske Energeticke Zavody a.s	845,130	17,768
* Cesky Telecom a.s	656,623	12,100
Komercni Banka a.s	61,988	8,205
Zentiva NV	69,994	2,552
Philip Morris CR a.s	2,764	2,109
* Unipetrol a.s	294,811	1,829

		44,563

Hungary (1.8%)
OTP Bank Rt	1,024,246	38,519
MOL Magyar Olaj-es Gazipari Rt	286,953	28,737
Richter Gedeon Rt	56,815	8,997
Magyar Tavkozlesi Rt	1,907,261	8,485
BorsodChem Rt	242,419	3,069
Demasz Rt	6,255	495

		88,302

India (6.5%)
Infosys Technologies Ltd.	819,274	42,757
Reliance Industries Ltd.	2,553,979	41,185
ICICI Bank Ltd.	1,659,153	20,365
Housing Development Finance Corp. Ltd.	705,410	14,967
Oil and Natural Gas Corp. Ltd.	637,520	13,757
Hindustan Lever Ltd.	3,131,397	11,979
HDFC Bank Ltd.	720,762	11,561
ITC Ltd.	292,495	11,300
Satyam Computer Services Ltd.	890,268	10,658
Tata Motors Ltd.	735,161	8,133
Tata Consultancy Services Ltd.	252,710	7,378
Wipro Ltd.	386,908	6,503
Ranbaxy Laboratories Ltd.	587,580	6,320
Larsen & Toubro Ltd.	200,634	5,850
Bharat Heavy Electricals Ltd.	233,544	5,400
Gail India Ltd.	1,031,134	5,349
Hero Honda Motors Ltd.	324,648	4,641
Tata Iron and Steel Co. Ltd.	539,895	4,569
Hindalco Industries Ltd.	154,116	4,463
Bajaj Auto Ltd.	123,377	4,113
Grasim Industries Ltd.	142,276	3,852
Dr. Reddy's Laboratories Ltd.	193,988	3,729
State Bank of India	198,628	3,650
Zee Telefilms Ltd.	821,537	3,577
ICICI Bank Ltd. ADR	123,255	3,255
Mahindra & Mahindra Ltd.	207,624	3,238
Reliance Energy Ltd.	226,244	3,156
* Maruti Udyog Ltd.	281,823	3,128
Gujarat Ambuja Cements Ltd.	2,026,708	2,997
I-Flex Solutions Ltd.	152,035	2,983
Sun Pharmaceutical Industries Ltd.	189,783	2,716
UTI Bank Limited	447,033	2,695
Mahanagar Telephone Nigam Ltd.	744,202	2,298
Cipla Ltd.	292,506	2,264
Videsh Sanchar Nigam Ltd.	223,218	2,151
Hindustan Petroleum Corporation Ltd.	320,405	2,140
* Jet Airways (India) Ltd.	70,180	2,070
Bharat Petroleum Corp. Ltd.	243,958	2,058
Tata Power Co. Ltd.	198,007	1,789
GlaxoSmithKline Pharmaceuticals (India) Ltd.	84,405	1,715
Associated Cement Cos. Ltd.	172,720	1,710
Nestle India Ltd.	93,332	1,654
Kodak Mahindra Bank	146,267	1,434
ABB (India) Ltd.	41,383	1,383
Glenmark Pharmaceuticals Ltd.	194,022	1,377
Bank of Baroda	228,450	1,355
Indian Petrochemicals Corp., Ltd.	314,150	1,355
Tata Tea Ltd.	84,136	1,316
Matrix Laboratories Ltd.	290,865	1,222
Nicholas Piramal India Ltd.	206,563	1,198
Asian Paints (India) Ltd.	114,079	1,196
* Arvind Mills Ltd.	400,060	1,181
Bharat Forge Ltd.	163,377	1,172
Jindal Steel & Power Ltd.	48,887	1,140
Indian Hotels Co. Ltd.	74,160	1,117
Bharat Electronics Ltd	65,984	1,105
Ultratech Cemco Ltd.	123,637	1,083
Biocon Ltd.	95,654	988
Ashok Leyland Ltd.	1,436,298	973
Moser Baer India Ltd.	159,240	809
Colgate-Palmolive (India) Ltd.	132,439	686
Castrol (India) Ltd.	121,763	588
Britannia Industries Ltd.	22,458	517
HDFC Bank Ltd. ADR	9,210	468
Satyam Computer Services Ltd. ADR	15,076	431
* Wipro Ltd. ADR	13,110	267
Infosys Technologies Ltd. ADR	2,523	180
* Dr. Reddy's Laboratories Ltd. ADR	8,715	165
Mahanagar Telephone Nigam Ltd. ADR	14,005	110
Videsh Sanchar Nigam Ltd. ADR	4,975	98
* Nicholas Piramal India Ltd. Rights Exp. 8/25/2005	18,045	32

		325,019

Indonesia (1.9%)
PT Telekomunikasi Indonesia Tbk	41,099,651	23,461
PT Astra International Tbk	9,904,160	13,305
PT Bank Central Asia Tbk	22,358,760	8,313
PT Bank Rakyat Indonesia Tbk	21,544,000	7,011
* PT Bumi Resources Tbk	71,208,000	6,021
PT Indonesian Satellite Corp Tbk	9,669,263	5,718
PT Bank Mandiri Tbk	24,307,200	3,983
PT Gudang Garam Tbk	2,364,100	3,094
PT Bank Danamon Tbk	4,914,066	2,804
PT Unilever Indonesia Tbk	6,181,500	2,738
PT United Tractors Tbk	5,832,166	2,646
PT Perusahaan Gas Negara Tbk	7,251,500	2,378
* PT Indofood Sukses Makmur Tbk	17,123,452	1,899
PT Kalbe Farma Tbk	16,643,196	1,525
PT Bank International Indonesia Tbk	78,359,000	1,478
* PT Indocement Tunggal Prakarsa Tbk (Local)	3,792,500	1,388
PT Semen Gresik Tbk	610,232	1,240
PT International Nickel Indonesia Tbk	793,000	1,215
PT Bank Indonesia Tbk	19,130,724	1,168
* PT Lippo Bank (Local) Tbk	6,254,000	972
PT Energi Mega Persada Tbk	11,342,500	913
Ramayana Lestari Sentosa PT Tbk	9,810,120	869
PT Astra Agro Lestari Tbk	1,604,180	673
PT Aneka Tambang Tbk	2,719,315	671
PT Tempo Scan Pacific Tbk	660,456	476
PT Matahari Putra Prima Tbk	4,080,816	299

		96,258

Israel (3.7%)
Teva Pharmaceutical Industries Ltd.	2,418,352	75,981
* Check Point Software Technologies Ltd.	784,211	17,668
Bank Hapoalim Ltd.	3,318,704	11,131
Bank Leumi Le-Israel	3,172,458	8,898
Israel Chemicals Ltd.	2,013,769	7,261
Makhteshim-Agan Industries Ltd.	1,034,957	5,859
* Bezeq Israeli Telecommunication Corp., Ltd.	4,250,828	5,279
* M-Systems Flash Disk Pioneers Ltd.	128,354	3,318
* Orbotech Ltd.	124,194	3,074
* NICE Systems Ltd.	67,472	2,828
IDB Development Corp. Ltd.	92,862	2,603
Lipman Electronic Engineering Ltd.	79,538	2,577
* Koor Industries Ltd.	42,293	2,426
* Israel Discount Bank Ltd.	1,801,330	2,345
* Syneron Medical Ltd.	60,175	2,320
The Israel Corp. Ltd.-ILS 1 Par	7,154	2,202
* United Mizrahi Bank Ltd.	483,108	2,200
* Partner Communications Co. Ltd.	259,648	2,173
* Alvarion Ltd.	207,882	1,979
Elbit Systems Ltd.	82,003	1,923
Discount Investment Corp. Ltd.	76,955	1,609
* ECI Telecom Ltd.	197,635	1,603
* Retalix Ltd.	59,684	1,403
Africa-Israel Investments Ltd.	37,929	1,353
Clal Insurance Enterprise Holdings Ltd.	62,412	1,264
Harel Insurance Investments Ltd.	30,542	1,215
* Given Imaging Ltd.	54,468	1,187
Clal Industries and Investments Ltd.	258,460	1,119
Migdal Insurance Holdings Ltd.	835,744	1,108
* Audiocodes Ltd.	121,876	1,108
* Radware Ltd.	62,043	1,057
Osem Investment Ltd.	115,098	1,032
Tadiran Communications Industries	31,045	985
Super Sol Ltd.	380,486	961
* Aladdin Knowledge Systems	48,784	937
Strauss-Elite Ltd.	107,929	919
Delek Automotive Systems Ltd.	100,736	634
* Matav-Cable Systems Media Ltd.	57,175	420
Blue Square-Israel Ltd.	41,620	406

		184,365

Mexico (6.8%)
America Movil SA de CV	59,717,141	66,298
* Cemex SA CPO	12,042,584	56,600
Telefonos de Mexico SA	40,827,103	39,362
Wal-Mart de Mexico SA	7,104,920	31,806
Grupo Televisa SA CPO	8,320,257	27,351
Fomento Economico Mexicano UBD	2,885,337	18,687
America Movil SA de CV Series A	16,666,131	18,157
Grupo Financerio Banorte SA de CV	1,333,019	11,297
Telefonos de Mexico SA Series A	11,110,754	10,785
Alfa SA de CV Series A	1,297,785	7,841
Grupo Mexico SA de CV	4,218,887	7,205
Kimberly Clark de Mexico SA de CV Series A	1,978,189	7,155
Grupo Modelo SA	2,114,625	6,973
Grupo Carso SA de CV Series A1	2,917,013	6,114
* Corporacion GEO, SA de CV	1,625,075	4,478
Grupo Bimbo SA	1,194,715	3,960
Grupo Aeroportuario del Sureste SA de CV	986,219	3,372
* Urbi, Desarrollos Urbanos, S.A. de C.V	539,781	3,362
Coca-Cola Femsa SA de CV	1,101,045	3,135
TV Azteca SA CPO	4,792,416	2,791
Consorcio ARA SA de CV	663,000	2,422
Industrias Penoles SA Series CP	399,595	1,865
Controladora Comercial Mexicana SA de CV (Units)	1,319,038	1,740
Vitro SA	614,460	535

		343,291

Peru (0.6%)
Compania de Minas Buenaventura S.A.u	356,018	8,207
Southern Peru Copper Corp.ADR	119,985	6,143
Credicorp Ltd.	211,026	4,326
Southern Peru Copper Corp.	59,575	3,039
Minsur SA	1,197,387	2,227
Edegel SA	3,203,454	1,418
Union de Cervecerias Backus y Johnston SAA	2,185,609	1,021
Compania de Minas Buenaventura S.A.u ADR	35,065	825
Luz del Sur SAA	400,914	500
* Volcan Compania Minera SA	1,415,930	461

		28,167

Philippines (0.5%)
Philippine Long Distance Telephone Co.	173,457	5,018
Bank of Philippine Islands	3,589,548	3,229
San Miguel Corp. Class B	1,655,064	2,949
Ayala Land, Inc.	17,567,708	2,563
Ayala Corp.	419,826	2,428
SM Investments Corp.	540,426	2,109
SM Prime Holdings, Inc.	13,653,377	1,798
Globe Telecom, Inc.	104,449	1,563
Equitable PCI Bank, Inc.	1,179,300	1,028
Metropolitan Bank & Trust Co.	2,039,531	1,016
Jollibee Foods Corp.	1,313,200	722
First Philippine Holdings Construction	893,068	715
Banco De Oro	1,120,491	585
* Manila Electric Co.	1,278,393	545
Petron Corp.	7,777,146	435
* Filinvest Land, Inc.	12,062,518	308
* Megaworld Corp.	10,263,000	244
* ABS-CBN Broadcasting Corp.	1,027,200	237

		27,492

Poland (1.9%)
Polski Koncern Naftowy SA	1,221,046	19,653
Telekomunikacja Polska SA	2,854,486	19,412
Bank Polska Kasa Opieki Grupa Pekao SA	305,526	13,818
* Powszechna Kasa Oszczednosci Bank Polski SA	1,631,186	13,553
Bank Przemyslowo Handlowy PBK SA	34,977	6,116
KGHM Polska Miedz SA	447,072	4,976
Bank Zachodni WBK SA	90,183	3,087
Agora SA	127,079	2,670
* Prokom Software SA	42,628	1,395
* Bank Rozwoju Eksportu SA	35,172	1,388
Grupa Kety SA	33,900	1,277
* TVN SA	65,544	986
* Global Trade Centre SA	24,079	948
* Computerland SA	25,191	787
Orbis SA	102,835	774
Mondi Packaging Paper Swieci SA	50,623	723
* Budimex SA	48,627	615
Polska Grupa Farmaceutyczna	38,846	614
Debica SA	25,416	584
* Zaklady Chemiczne i Tworzyw Sztucznych Boryszew SA	111,625	574
* Softbank SA	43,082	422
Przedsiebiorstwo Farmaceutyczne JELFA SA	14,091	262

		94,634

South Africa (11.3%)
Sasol Ltd.	2,328,823	69,734
Standard Bank Group Ltd.	4,946,596	53,175
MTN Group Ltd.	5,405,243	38,192
Old Mutual PLC	15,665,623	35,542
FirstRand Ltd.	11,371,007	27,436
Impala Platinum Holdings Ltd.	257,642	23,861
Sanlam Ltd.	10,686,261	20,071
Telkom South Africa Ltd.	1,018,799	19,444
AngloGold Ltd.	537,488	18,520
Naspers Ltd.	1,213,812	17,721
Gold Fields Ltd.	1,399,923	15,261
Barloworld Ltd.	877,546	13,241
Imperial Holdings Ltd.	749,823	13,200
Bidvest Group Ltd.	1,033,108	13,061
Tiger Brands Ltd.	686,724	12,606
Anglo Platinum Ltd.	265,120	11,765
Harmony Gold Mining Co., Ltd.	1,358,524	11,280
Nedbank Group Ltd.	801,137	10,361
Edgars Consolidated Stores Ltd.	1,969,610	9,549
Steinhoff International Holdings Ltd.	3,458,928	8,719
Sappi Ltd.	828,532	8,628
JD Group Ltd.	667,957	7,494
Mittal Steel South Africa Ltd.	815,267	6,760
Massmart Holdings Ltd.	769,154	5,757
Woolworths Holdings Ltd.	3,210,826	5,686
African Bank Investments Ltd.	1,842,414	5,597
Foschini Ltd.	831,323	5,498
Nampak Ltd.	2,353,644	5,435
Truworths International Ltd.	1,874,819	5,359
Liberty Group Ltd.	505,908	4,819
Network Healthcare Holdings Ltd.	4,803,178	4,583
Metropolitan Holdings Ltd.	2,492,238	4,312
Investec Ltd.	134,101	4,264
Reunert Ltd.	705,519	4,259
Shoprite Holdings Ltd.	1,656,680	4,000
Ellerine Holdings Ltd	444,092	3,979
* Aspen Pharmacare Holdings Ltd.	845,321	3,642
Pick'n Pay Stores Ltd.	889,169	3,597
Aveng Ltd.	1,619,967	3,276
Murray & Roberts Holdings Ltd.	1,337,248	3,006
Allan Gray Property Trust	4,026,848	2,935
Alexander Forbes Ltd.	1,337,472	2,888
Spar Group Ltd.	686,706	2,860
AVI Ltd.	1,283,425	2,851
Kumba Resources Ltd.	246,482	2,628
* Consol Ltd.	1,269,078	2,410
Pretoria Portland Cement Co., Ltd.	54,392	2,086
Tongaat-Hulett Group Ltd.	208,795	2,070
Super Group Ltd.	1,144,534	2,006
Grindrod Ltd.	258,758	1,891

		567,315

South Korea (19.3%)
Samsung Electronics Co., Ltd.	452,276	247,857
Kookmin Bank	1,184,995	62,510
Hyundai Motor Co. Ltd.	666,455	45,855
POSCO	221,133	43,984
Korea Electric Power Corp.	1,004,091	34,870
Samsung Electronics Co., Ltd. Pfd.	88,165	33,085
SK Telecom Co., Ltd.	158,039	30,100
Shinhan Financial Group Ltd.	874,984	26,391
LG Electronics Inc.	369,150	23,844
KT Corp.	541,469	23,028
Shinsegae Co., Ltd.	57,493	20,258
KT & G Corp.	470,700	18,906
SK Corp.	364,513	17,858
Hyundai Mobis	225,935	16,431
Hana Bank	496,019	15,747
Samsung Electronics Co., Ltd. GDR	53,354	14,748
S-Oil Corp.	183,032	13,865
Samsung SDI Co. Ltd.	138,877	13,754
Samsung Fire & Marine Insurance Co.	148,989	13,466
POSCO ADR	249,440	12,447
Kia Motors	705,650	10,740
Hyundai Heavy Industries Co., Inc.	185,340	10,326
Samsung Corp.	537,870	8,427
Samsung Heavy Industries Co. Ltd.	703,760	8,007
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	388,950	7,301
Hyundai Development Co.	260,440	7,110
Kangwon Land Inc.	434,778	6,930
LG Chem Ltd.	183,302	6,770
Samsung Securities Co. Ltd.	217,320	6,759
Hyundai Motor Co.	152,881	6,748
Samsung Electro-Mechanics Co.	242,870	6,656
* NHN Corp.	50,400	6,181
Daelim Industrial Co.	99,010	6,050
Hanjin Shipping Co., Ltd.	218,610	5,624
LG Engineering & Construction Co., Ltd.	145,100	5,483
Amorepacific Corp.	19,001	5,199
CJ Corp.	73,150	5,092
Daegu Bank	510,165	5,063
Hankook Tire Co. Ltd.	396,790	4,927
Daewoo Engineering & Construction Co., Ltd.	552,005	4,891
Pusan Bank	476,945	4,821
* Hyundai Securities Co.	453,119	4,628
* Hyundai Engineering & Construction Co., Ltd.	155,258	4,597
Woori Investment & Securities Co., Ltd.	382,709	4,584
* Daewoo Securities Co., Ltd.	424,960	4,466
* NCsoft Corp.	57,235	4,251
* Korea Exchange Bank	393,180	3,809
Nong Shim Co. Ltd.	12,902	3,720
S1 Corp.	77,430	3,592
Kumkang Korea Chemical Co., Ltd.	19,263	3,500
Korea Investment Holdings Co., Ltd.	150,630	3,447
Cheil Industrial, Inc.	181,550	3,304
Hyundai Mipo Dockyard Co., Ltd.	53,058	3,271
Hite Brewery Co., Ltd.	31,210	3,195
Hyundai Department Store Co., Ltd.	59,378	3,136
Yuhan Corp.	25,953	3,038
LG International Corp.	234,930	2,960
LG Petrochemical Co., Ltd.	110,370	2,843
Korean Air Co. Ltd.	145,588	2,778
Hanjin Heavy Industries Co. Ltd.	158,140	2,747
Cheil Communications Inc.	13,841	2,696
Hanwha Chemical Corp.	220,580	2,651
LG Electronics Inc.	69,900	2,606
Honam Petrochemical Corp.	58,580	2,582
Dongkuk Steel Mill Co., Ltd.	161,550	2,540
* Kookmin Bank-Spon ADR WI	45,483	2,396
Daewoo Heavy Industries & Machinery Ltd.	239,370	2,247
Daishin Securities Co.	148,317	2,179
LG Household & Health Care Ltd.	43,742	2,088
LG Cable Ltd.	77,220	1,760
Samsung Fine Chemicals Co., Ltd.	68,020	1,458
* Daum Communications Corp.	49,813	1,326
Korea Electric Power Corp. ADR	75,246	1,315
Dae Duck Electronics Co.	150,353	1,293
Hyosung Corp.	94,293	1,193
Poongsan Corp.	92,280	1,125
SK Telecom Co. Ltd. ADR	52,401	1,125
Shinhan Financial Group Co., Ltd. ADR	16,760	1,006
KT Corp. ADR	39,241	869

		970,430

Taiwan (18.1%)
Taiwan Semiconductor Manufacturing Co., Ltd.	72,154,629	120,077
Hon Hai Precision Industry Co., Ltd.	10,505,781	58,849
* United Microelectronics Corp.	59,616,897	41,817
Cathay Financial Holding Co.	20,285,980	40,433
AU Optronics Corp.	18,092,232	28,203
China Steel Corp.	31,623,413	26,346
* MediaTek Incorporation	2,495,265	26,233
Formosa Plastic Corp.	16,929,990	26,223
Nan Ya Plastic Corp.	19,554,574	24,717
Asustek Computer Inc.	8,560,421	23,706
Mega Financial Holding Co. Ltd.	34,646,224	23,236
* Chunghwa Telecom Co., Ltd.	11,229,000	22,893
Chinatrust Financial Holding	17,616,648	18,595
Chi Mei Optoelectronics Corp.	11,615,128	17,019
* China Development Financial Holding Corp.	38,742,684	16,022
Formosa Chemicals & Fibre Corp.	9,810,676	15,362
* Acer Inc.	8,082,584	15,339
Fubon Financial Holding Co., Ltd.	15,097,100	14,767
* First Financial Holding Co., Ltd.	16,915,000	14,068
* Quanta Computer Inc.	6,946,099	12,759
Taishin Financial Holdings	15,395,678	10,990
Compal Electronics Inc.	11,991,460	10,989
High Tech Computer Corp.	674,000	9,715
Hau Nan Financial Holdings Co., Ltd.	12,472,687	9,614
Lite-On Technology Corp.	8,168,599	9,610
Advanced Semiconductor Engineering Inc.	12,100,141	9,446
Chang Hwa Commercial Bank	15,524,094	9,105
Taiwan Cellular Corp.	8,991,360	8,860
Delta Electronics Inc.	4,730,209	8,214
Shin Kong Financial Holdings Co.	7,757,997	8,020
BENQ Corp.	7,409,692	7,892
E.Sun Financial Holding Co., Ltd.	8,999,653	7,315
Far Eastern Textile Ltd.	8,494,237	6,851
Yuanta Core Pacific Securities Co.	9,030,972	6,599
SinoPac Holdings	12,828,338	6,291
Foxconn Technology Co., Ltd.	1,235,000	5,745
* Winbond Electronics Corp.	14,063,000	5,099
Chunghwa Picture Tubes, Ltd.	13,318,097	4,991
Wintek Corp.	2,991,362	4,946
Mitac International Corp.	3,207,960	4,805
Pou Chen Corp.	5,960,456	4,715
Uni-President Enterprises Co.	10,289,590	4,621
* Tatung Co., Ltd.	13,651,000	4,557
* CMC Magnetics Corp.	10,564,700	4,419
International Bank of Taipei	6,325,583	4,385
* Quanta Display Inc.	9,522,000	4,316
Siliconware Precision Industries Co.	4,128,786	4,237
President Chain Store Corp.	2,048,985	4,047
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	453,753	3,898
Taiwan Fertilizer Co., Ltd.	2,788,000	3,803
Asia Optical Co., Inc.	529,553	3,758
Yang Ming Marine Transport	4,565,985	3,724
* Macronix International Co., Ltd.	19,440,700	3,643
Walsin Lihwa Corp.	10,336,970	3,545
Fuhwa Financial Holdings Co., Ltd.	7,334,000	3,538
Ya Hsin Industrial Co., Ltd.	2,974,291	3,411
Synnex Technology International Corp.	2,355,768	3,395
Yulon Motor Co., Ltd.	3,157,923	3,347
Taiwan Cement Corp.	5,379,895	3,334
* HannStar Display Corp.	10,412,491	3,251
* Yageo Corp.	8,802,520	3,188
Fu Sheng Industrial Co., Ltd.	2,616,776	3,155
* Realtek Semiconductor Corp.	2,535,423	3,080
Via Technologies Inc.	3,799,379	2,962
Ritek Corp.	8,349,194	2,870
Asia Cement Corp.	4,384,780	2,861
Zyxel Communications Corp.	1,143,900	2,855
Evergreen Marine Corp.	3,466,384	2,851
* Optimax Technology Corp.	1,338,426	2,682
* Waterland Financial Holdings	6,487,000	2,659
Wan Hai Lines Ltd.	2,588,368	2,449
* Premier Image Technology Corp.	1,693,025	2,433
Largan Precision Co., Ltd.	283,740	2,403
* Cheng Shin Rubber Industry Co., Ltd.	2,149,693	2,393
Gigabyte Technology Co., Ltd.	2,050,120	2,368
Advantech Co., Ltd.	905,122	2,365
Inventec Co., Ltd.	5,405,015	2,338
Polaris Securities Co., Ltd.	4,485,467	2,276
* China Motor Co., Ltd.	2,167,826	2,225
D-Link Corp.	2,057,814	2,215
Taiwan Glass Industrial Corp.	2,464,303	2,152
EVA Airways Corp.	4,363,868	2,056
* China Airlines	3,770,932	2,026
* Teco Electric & Machinery Co., Ltd	6,867,000	1,974
Yieh Phui Enterprise	4,103,594	1,950
Kinpo Electronics, Inc.	4,164,782	1,924
U-Ming Marine Transport Corp.	1,743,600	1,846
Yuen Foong Yu Paper Manufacturing Co., Ltd.	4,908,478	1,810
Micro-Star International Co., Ltd.	2,311,995	1,734
* Cathay Construction Corp.	3,660,779	1,729
Taiwan Secom Corp., Ltd.	1,039,248	1,630
* Oriental Union Chemical Corp.	1,810,174	1,616
* Compeq Manufacturing Co., Ltd.	3,872,750	1,571
Nien Made Enterprise Co., Ltd.	1,137,118	1,509
Phoenixtec Power Co., Ltd.	1,425,430	1,438
* United Microelectronics Corp. ADR	370,160	1,425
Elitegroup Computer Systerm Co., Ltd.	2,076,445	1,387
Giant Manufacturing Co., Ltd.	795,270	1,301
Formosa Taffeta Co., Ltd.	2,688,616	1,245
Shihlin Electric & Engineering Corp.	1,391,000	1,236
Nien Hsing Textile Co. Ltd.	1,468,000	1,204
Systex Corp.	3,245,752	1,109
* Accton Technology Corp.	2,275,116	1,091
Eternal Chemical Co., Ltd.	1,853,610	1,077
* Taiwan Styrene Monomer Corp.	1,874,800	1,015
* AU Optronics Corp. ADR	57,798	917
* Chunghwa Telecom Co., Ltd. ADR	28,232	607
* Advanced Semiconductor Engineering Inc. ADR	80,040	308
* Siliconware Precision Industries Co. ADR	47,842	249

		913,469

Thailand (2.2%)
PTT Public Co., Ltd. (Foreign)	3,421,900	19,070
PTT Exploration & Production Public Co. Ltd. (Foreign)	1,065,836	10,856
Bangkok Bank Public Co. Ltd. (Foreign)	3,814,534	9,713
Advanced Info Service Public Co. Ltd. (Foreign)	3,604,540	8,745
Siam Cement Public Co. Ltd. (Foreign)	1,223,540	7,171
Kasikornbank Public Co. Ltd. (Foreign)	4,736,936	6,827
Shin Corp. Public Co. Ltd. (Foreign)	5,666,119	5,104
Siam Commercial Bank Public Co. Ltd. (Foreign)	3,154,391	3,694
Siam Cement Public Co. Ltd. (Local)	519,290	2,894
Bangkok Bank Public Co. Ltd. (Local)	1,154,144	2,759
Krung Thai Bank Public Co. Ltd.(Foreign)	11,375,594	2,623
Banpu Public Co. Ltd. (Foreign)	579,700	2,061
Kasikornbank Public Co., Ltd. (Local)	1,450,100	2,020
Thai Airways International Public Co. Ltd.(Foreign)	2,085,800	2,004
Airports of Thailand Public Co. Ltd. (Foreign)	1,734,300	1,885
Siam City Cement Public Co. Ltd. (Foreign)	253,306	1,704
* True Corp. Public Co. Ltd. (Foreign)	6,806,900	1,545
Land and Houses Public Co. Ltd. (Foreign)	8,377,100	1,539
Ratchaburi Electricity Generating Holding Public Co. Ltd. (Foreign)	1,194,600	1,198
Hana Microelectronics Public Co. Ltd. (Foreign)	2,227,600	1,193
BEC World Public Co. Ltd. (Foreign)	3,720,830	1,171
Thai Olefins Public Co. Ltd. (Foreign)	786,400	1,086
Italian-Thai Development Public Co. Ltd. (Foreign)	5,334,718	1,076
Land and Houses Public Co. Ltd. (Local)	6,120,100	1,058
Charoen Pokphand Foods Public Co., Ltd. (Foreign)	9,261,312	983
The Aromatics (Thailand) PLC (Foreign)	923,900	954
Precious Shipping Public Co. Ltd. (Foreign)	849,554	883
Bangkok Expressway Public Co. Ltd. (Foreign)	1,385,300	874
National Petrochemical Public Co. Ltd. (Foreign)	297,116	821
National Finance & Securities Public Co. Ltd. (Foreign)	2,680,930	811
Electricity Generating Public Co. Ltd. (Foreign)	406,648	767
Sahaviriya Steel Industries Public Co., Ltd.(Foreign)	20,958,800	715
C.P. 7-Eleven Public Co. Ltd.	5,176,500	703
Thai Union Frozen Products Public Co., Ltd. (Foreign)	868,500	595
Kiatnakin Finance Public Co. Ltd. (Foreign)	843,800	588
Bangkok Bank Public Co. Ltd. (Non-voting Depository Receipts)	242,300	579
Siam Makro Public Co. Ltd. (Foreign)	403,900	548
TISCO Finance Public Co. Ltd. (Foreign)	874,013	546
Delta Electronics (Thailand) Public Co. Ltd. (Foreign)	1,463,250	534
Sino Thai Engineering & Construction Public Co. Ltd. (Foreign)	2,047,100	526
GMM Grammy Public Co. Ltd. (Foreign)	939,300	311
* United Broadcasting Corp. Public Co. Ltd. (Foreign)	574,796	309
* ITV Public Co., Ltd. (Foreign)	1,177,600	308
Kim Eng Securities Thailand Public Co. Ltd. (Foreign)	374,300	243
Kim Eng Securities Thailand Public Co., Ltd. (Local)	446,600	231
Thai Union Frozen Products Public Co. Ltd. (Local)	347,500	227
Electricity Generating Public Co. Ltd. (Local)	84,800	161
C.P. 7-Eleven Public Co. Ltd.	995,600	135
Siam Cement Public Co. Ltd. Non-Voting Depository Receipts	24,200	135
Tisco Bank Public Co., Ltd. (Local)	200,000	125
Electricity Generating Public Co. Ltd. Non-Voting Depositary Receip	30,600	58
True Corporation Public Company Ltd. Warrants Exp. 4/3/2010	1,020,789	0

		112,666

Turkey (2.1%)
Akbank T.A.S	2,568,855	14,013
Turkiye Is Bankasi A.S. C Shares	2,408,595	13,489
* Turkiye Garanti Bankasi A.S	3,853,597	10,444
Turkcell Iletisim Hizmetleri A.S	1,512,669	8,247
* Yapi ve Kredi Bankasi A.S	1,380,559	5,944
Haci Omer Sabanci Holding A.S	1,219,336	5,211
Tupras-Turkiye Petrol Rafinerileri A.S	357,472	5,202
Anadolu Efes Biracilik ve Malt Sanayii A.S	230,156	5,189
Eregli Demir ve Celik Fabrikalari A.S	991,466	4,858
KOC Holding A.S	812,888	3,723
* Dogan Sirketler Grubu Holding A.S	1,100,796	3,162
Arcelik A.S	408,676	2,472
Dogan Yayin Holding A.S	773,092	2,144
Migros Turk A.S	282,303	2,219
Turk Sise ve Cam Fabrikalari A.S	602,453	2,169
Ford Otomotiv Sanayi A.S	282,989	2,072
Hurriyet Azteccilik ve Matbaacillik A.S	761,177	1,996
* Vestel Elektronik Sanayi ve Ticaret A.S	319,403	1,232
Trakya Cam Sanayii A.S	320,688	1,216
Aksigorta A.S	248,198	1,166
* Turk Hava Yollari Anonim Ortakligi	175,796	1,060
Is Gayrimenkul Yatirim Ortakligi A.S	590,748	970
Ulker Gida Sanayi ve Ticaret AS	286,786	888
Cimsa Cemento Sanayi ve Ticaret A.S	148,188	849
* Tansas Perakende Magazacilik Ticaret A.S	587,028	827
Tofas Turk Otomobil Fabrikasi A.S	505,628	803
Akcansa Cimento A.S	171,383	781
Ihlas Holding AS	1,198,784	750
* Alarko Holdings A.S	19,586	720
Aygaz A.S	266,670	630
Adana Cimento Sanayii T.A.S	113,692	504
Aksa Akrilik Kimya Sanayii A.S	47,985	475
Dogus Otomotiv Servis ve Ticaret AS	163,122	457
* Ak Enerji Elektrik Uretimi Otoproduktor Gruba A.S	63,153	279

		106,161

TOTAL COMMON STOCKS
(Cost $3,654,054)		4,998,485

TEMPORARY CASH INVESTMENT (0.1%)

Vanguard Market Liquidity Fund, 3.267%**
(Cost $6,972)	6,971,591	6,972

TOTAL INVESTMENTS (99.4%)
(Cost $3,661,026)		5,005,457

OTHER ASSETS AND LIABILITIES--NET (0.6%)		29,237

NET ASSETS (100%)		$5,034,694

*Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR — American Depositary Receipt.
GDR — Global Depositary Receipt.
ILS — Israeli Shekel.

Emerging Markets, European, and Pacific Stock Index Funds:

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchage (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, futures contracts or exchange-trades funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its new asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31, 2005, the cost of investment securities for tax purposes was $3,662,075,000. Net unrealized appreciation of investment securities for tax purposes was $1,343,381,000, consisting of unrealized gains of $1,448,943,000 on securities that had risen in value since their purchase and $105,562,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Swap Contracts: The Emerging Markets Stock Index Fund has entered into equity swap contracts to earn the total return on selected stocks in the fund‘s target index, when investing through a swap provides a return advantage over buying the individual stocks. Under the terms of each swap, the fund receives the total return (either receiving the increase or paying the decrease) on a reference stock, applied to a notional amount that is the value of a designated number of shares of the stock at the beginning of the swap. The fund agrees to pay the counterparty a floating rate that is reset periodically based on short-term interest rates, less a specified interest rate spread, applied to the notional amount. The primary risks associated with the swaps are that a counterparty will default on its obligation to pay net amounts due to the fund, or that the fund will incur fees in the event it terminates a swap prior to the scheduled termination date.

Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

At July 31, 2005, the Emerging Markets Stock Index Fund had the following open swap contracts with Citigroup Global Market Limited as counterparty:

Country/Referenced Stock	Termination Date	Notional Amount (000)	Floating Interest Rate *	Market Value (000)	Unrealized Appreciation (Depreciation) (000)

Taiwan
Chunghwa Picture Tubes, Ltd.	8/14/2006	$4,009	0.57%	$3,874	$(135)
Hannstar Display Corp.	8/14/2006	2,994	1.57%	2,841	(153)
Siliconware Precision Industries C	8/14/2006	3,039	0.07%	3,164	125

					(163)

* Based on one-month London InterBank Offered Rate (LIBOR). Each contract provides for the payment of interest based on LIBOR less a fixed interest rate spread. At July 31, 2005, the spread was greater than LIBOR resulting in net interest earned by the fund at the rate shown above.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 21, 2005

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	September 21, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.